UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-02258

Investment Company Act File Number

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

March 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Tax-Managed Emerging Markets Fund

Parametric Tax-Managed Emerging Markets Fund

March 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value
Argentina — 0.8%
Adecoagro SA(1)	191,900	$1,565,904
Arcos Dorados Holdings, Inc., Class A	400,000	4,032,000
Banco Macro SA, Class B(1)	130,676	452,409
Banco Macro SA, Class B ADR(1)	90,300	2,541,945
BBVA Banco Frances SA(1)	76,594	261,344
BBVA Banco Frances SA ADR(1)	59,599	498,844
Cresud SA ADR	145,131	1,348,267
Grupo Financiero Galicia SA, Class B ADR	173,700	2,138,247
IRSA Inversiones y Representaciones SA	119,544	159,870
IRSA Inversiones y Representaciones SA ADR	57,300	606,234
Ledesma SAAI	259,501	168,655
MercadoLibre, Inc.	58,700	5,582,957
Molinos Rio de la Plata SA, Class B(1)	93,310	310,217
Pampa Energia SA ADR(1)	160,900	938,047
Petrobras Energia SA ADR(1)	599,993	3,329,961
Siderar SAIC	1,803,100	815,801
Telecom Argentina SA ADR	208,200	3,970,374
Telecom Argentina SA, Class B	229,824	1,069,984
Transportadora de Gas del Sur SA	252,923	144,780
Transportadora de Gas del Sur SA ADR	163,000	391,200

		$30,327,040

Bahrain — 0.3%
Ahli United Bank BSC	5,082,000	$3,967,641
Al-Salam Bank	4,858,735	2,831,968
Gulf Finance House EC(1)	7,532,496	1,405,554
Ithmaar Bank BSC(1)	6,840,000	1,167,329

		$9,372,492

Bangladesh — 0.6%
Aftab Automobiles, Ltd.	231,504	$247,691
Al-Arafah Islami Bank, Ltd.(1)	2,578,720	501,520
Bangladesh Building Systems, Ltd.(1)	439,000	385,032
Bangladesh Export Import Co., Ltd.	4,061,500	1,568,280
Beximco Pharmaceuticals, Ltd.(1)	802,300	519,488
BSRM Steels, Ltd.	1,250,000	1,079,063
City Bank, Ltd. (The)(1)	2,050,400	499,597
Grameenphone, Ltd.	614,000	1,683,684
Islami Bank Bangladesh, Ltd.	1,788,500	795,617
Khulna Power Co., Ltd.	1,150,800	780,491
Lankabangla Finance, Ltd.	1,645,350	1,260,942
Malek Spinning Mills, Ltd.	1,020,000	342,265
National Bank, Ltd.	5,931,600	930,958
People’s Leasing and Financial Services, Ltd.(1)	549,900	149,471
Pubali Bank, Ltd.	1,779,933	705,046
Social Islami Bank, Ltd.	1,351,000	236,503
Square Pharmaceuticals, Ltd.	1,004,815	3,452,030
Summit Power, Ltd.(1)	1,144,100	558,084
Titas Gas Transmission & Distribution Co., Ltd.	1,617,000	1,627,542
United Airways Bangladesh, Ltd.(1)	7,700,112	1,367,954
United Commercial Bank, Ltd.	5,012,000	1,492,379

		$20,183,637

Security	Shares	Value
Botswana — 0.4%
Barclays Bank of Botswana, Ltd.	1,308,506	$582,305
Botswana Insurance Holdings, Ltd.	801,726	1,036,051
First National Bank of Botswana	7,511,600	3,212,140
Letshego Holdings, Ltd.	15,329,252	3,912,035
Sechaba Breweries, Ltd.	1,086,400	2,665,708
Sefalana Holding Co.	991,000	864,001
Standard Chartered Bank Botswana, Ltd.	850,790	1,145,530

		$13,417,770

Brazil — 5.8%
AES Tiete SA, PFC Shares	121,216	$963,745
All America Latina Logistica SA (Units)	501,200	1,672,139
AMBEV SA	1,984,125	14,821,912
Anhanguera Educacional Participacoes SA	235,900	1,455,531
B2W Companhia Global do Varejo(1)	118,400	1,444,908
Banco Bradesco SA ADR, PFC Shares	235,428	3,218,301
Banco Bradesco SA, PFC Shares	910,996	12,522,682
Banco do Brasil SA	547,199	5,498,518
Banco Santander Brasil SA	249,400	1,381,647
Banco Santander Brasil SA ADR	166,200	925,734
BM&F Bovespa SA	962,500	4,772,201
Bombril SA, PFC Shares	92,000	227,871
BR Malls Participacoes SA	271,000	2,338,554
BR Properties SA	172,100	1,413,056
Bradespar SA, PFC Shares	77,600	673,058
Braskem SA, PFC Shares	61,000	478,268
BRF-Brasil Foods SA	252,966	5,050,401
BRF-Brasil Foods SA ADR	25,600	511,488
Centrais Eletricas Brasileiras SA	316,182	1,516,113
CETIP SA - Mercados Organizados	155,700	1,887,065
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR, PFC Shares	14,300	625,768
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	31,056	1,365,287
Cia de Concessoes Rodoviarias SA (CCR)	744,600	5,716,585
Cia de Saneamento Basico do Estado de Sao Paulo	227,200	2,112,790
Cia de Saneamento Basico do Estado de Sao Paulo ADR	63,300	586,158
Cia de Saneamento de Minas Gerais-COPASA	64,400	1,031,138
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	25,863	280,743
Cia Energetica de Minas Gerais SA, PFC Shares	614,453	4,129,752
Cia Energetica de Sao Paulo, PFC Shares	170,800	2,006,091
Cia Hering	77,400	933,985
Cia Paranaense de Energia-Copel, PFC Shares	104,300	1,370,288
Cia Siderurgica Nacional SA	253,400	1,098,923
Cia Siderurgica Nacional SA ADR	62,200	271,192
Cielo SA	304,750	9,711,976
Contax Participacoes SA, PFC Shares	151,000	220,278
Cosan SA Industria e Comercio	52,100	809,628
CPFL Energia SA	203,000	1,664,081
Cyrela Brazil Realty SA	166,624	1,003,122
Duratex SA	153,167	779,673
EcoRodovias Infraestrutura e Logistica SA	165,800	993,777
EDP-Energias do Brasil SA	240,700	1,092,644
Eletropaulo Metropolitana SA, Class B, PFC Shares	148,868	560,961
Embraer SA	483,332	4,311,432
Embraer SA ADR	26,152	928,135
Eneva SA(1)	177,600	127,584
Fibria Celulose SA(1)	24,585	273,371

Security	Shares	Value
Fibria Celulose SA ADR(1)	54,900	$607,194
Gafisa SA	542,900	854,188
Gerdau SA ADR	170,900	1,095,469
Gerdau SA, PFC Shares	161,400	1,032,846
Gol Linhas Aereas Inteligentes SA, PFC Shares	187,000	901,622
Hypermarcas SA	213,700	1,545,534
Iochpe-Maxion SA	78,100	774,460
Itau Unibanco Holding SA ADR, PFC Shares	123,948	1,841,867
Itau Unibanco Holding SA, PFC Shares	946,120	14,135,508
Itausa-Investimentos Itau SA(1)	24,214	98,713
Itausa-Investimentos Itau SA, PFC Shares	1,831,804	7,467,689
JBS SA	444,227	1,519,260
Klabin SA, PFC Shares	981,500	1,007,887
Light SA	83,200	687,528
LLX Logistica SA(1)	1,122,100	494,535
Localiza Rent a Car SA	132,025	1,931,789
Lojas Americanas SA, PFC Shares	375,714	2,770,249
Lojas Renner SA	59,200	1,675,551
Marcopolo SA, PFC Shares	775,200	1,554,500
Metalurgica Gerdau SA, PFC Shares	110,200	845,563
MRV Engenharia e Participacoes SA	288,000	1,026,849
Natura Cosmeticos SA	90,600	1,522,112
Oi SA ADR	111,652	148,497
Oi SA, PFC Shares	1,042,742	1,433,828
PDG Realty SA Empreendimentos e Participacoes(1)	920,600	584,250
Petroleo Brasileiro SA	275,200	1,814,452
Petroleo Brasileiro SA ADR	501,900	6,961,353
Petroleo Brasileiro SA, PFC Shares	1,255,500	8,731,507
Randon Participacoes SA, PFC Shares	169,450	634,037
Souza Cruz SA	169,300	1,537,056
Suzano Papel e Celulose SA	150,500	555,835
Telefonica Brasil SA ADR	25,500	541,620
Telefonica Brasil SA, PFC Shares	257,605	5,452,961
Tim Participacoes SA	669,444	3,496,215
Totvs SA	138,500	2,173,028
Tractebel Energia SA	111,600	1,726,382
Ultrapar Participacoes SA	140,048	3,389,174
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	243,800	1,099,195
Vale SA ADR, PFC Shares	337,600	4,203,120
Vale SA, PFC Shares	853,792	10,667,697
Weg SA	200,700	2,803,962

		$210,123,636

Bulgaria — 0.1%
Albena Invest Holding PLC	19,550	$89,563
Bulgartabak Holding	3,450	227,281
CB First Investment Bank AD(1)	54,000	155,554
Chimimport AD(1)	825,588	1,249,647
Corporate Commercial Bank AD(1)	19,900	1,303,581
Industrial Holding Bulgaria PLC(1)	576,865	572,787
Olovno Tzinkov Komplex AD(1)	33,800	2,483
Petrol AD(1)	76,205	210,418
Sopharma AD	303,500	982,536

		$4,793,850

Chile — 3.1%
AES Gener SA	2,591,600	$1,436,693
Aguas Andinas SA, Series A	3,538,400	2,218,376
Almendral SA	7,092,000	640,171
Antarchile SA, Series A	98,400	1,309,907

Security	Shares	Value
Banco de Chile	46,426,142	$5,858,562
Banco de Chile ADR	20,126	1,515,085
Banco de Credito e Inversiones	77,493	4,520,490
Banco Santander Chile SA ADR	269,549	6,318,229
Besalco SA	823,600	796,003
Cap SA	155,300	2,517,651
Cencosud SA	1,646,000	5,459,902
Cia Cervecerias Unidas SA ADR	108,600	2,430,468
Cia Electro Metalurgica SA	10,000	242,535
Cia General de Electricidad SA	166,310	812,785
Cia Sud Americana de Vapores SA(1)	10,829,733	529,860
Colbun SA	8,562,100	2,114,079
Corpbanca SA	222,749,200	2,660,195
Corpbanca SA ADR	56,666	1,000,155
Embotelladora Andina SA, Series A ADR	25,100	444,772
Embotelladora Andina SA, Series A, PFC Shares	114,278	331,346
Embotelladora Andina SA, Series B ADR	43,700	926,440
Empresa Nacional de Electricidad SA ADR	134,059	5,788,668
Empresa Nacional de Telecommunicaciones SA	130,900	1,603,383
Empresas CMPC SA	2,175,800	5,003,298
Empresas Copec SA	790,600	10,365,925
Enersis SA	9,328,000	2,913,857
Enersis SA ADR	266,371	4,136,742
Inversiones Aguas Metropolitanas SA	485,500	787,955
Invexans SA	15,429,800	309,510
Latam Airlines Group SA	106,700	1,618,668
Latam Airlines Group SA ADR	227,448	3,423,092
Latam Airlines Group SA BDR	29,520	429,335
Madeco SA(1)	15,429,800	65,715
Masisa SA	5,792,050	315,810
Parque Arauco SA	1,452,200	2,772,653
Quinenco SA	460,300	992,158
Ripley Corp. SA	1,626,000	1,014,072
S.A.C.I. Falabella	1,344,900	11,887,359
Salfacorp SA	1,303,900	1,200,765
Sigdo Koppers SA	879,641	1,469,343
Sociedad Matriz SAAM SA	6,677,681	576,226
Sociedad Quimica y Minera de Chile SA, Series A	20,950	677,353
Sociedad Quimica y Minera de Chile SA, Series B ADR	149,600	4,748,304
Sonda SA	1,786,900	4,333,854
Vina Concha y Toro SA ADR	25,800	1,032,258

		$111,550,007

China — 8.2%
Agile Property Holdings, Ltd.	486,000	$399,322
Agricultural Bank of China, Ltd., Class H	7,024,000	3,070,539
Air China, Ltd., Class H	1,770,000	1,048,090
Aluminum Corp. of China, Ltd., Class H(1)	2,052,000	706,949
Angang Steel Co., Ltd., Class H(1)	704,000	435,059
Anhui Conch Cement Co., Ltd., Class H	481,000	2,072,042
ANTA Sports Products, Ltd.	711,000	1,188,708
Baidu, Inc. ADR(1)	78,900	12,022,782
Bank of China, Ltd., Class H	17,604,000	7,820,978
Bank of Communications, Ltd., Class H	2,201,300	1,442,251
BBMG Corp., Class H	1,134,500	886,221
Beijing Capital International Airport Co., Ltd., Class H	596,000	407,921
Beijing Enterprises Holdings, Ltd.	223,500	2,004,874

Security	Shares	Value
BOE Technology Group Co., Ltd., Class B(1)	1,686,360	$447,517
BYD Co., Ltd., Class H(1)	575,000	3,563,403
Chaoda Modern Agriculture Holdings, Ltd.(1)(2)	2,619,660	0
China Agri-Industries Holdings, Ltd.	1,292,000	503,543
China Bluechemical, Ltd., Class H	1,348,000	693,605
China CITIC Bank Corp., Ltd., Class H	2,727,000	1,575,174
China Coal Energy Co., Class H	2,861,000	1,620,833
China Communications Construction Co., Ltd., Class H	1,677,000	1,172,871
China Communications Services Corp., Ltd., Class H	2,166,000	1,003,593
China Construction Bank Corp., Class H	20,647,580	14,493,385
China COSCO Holdings Co., Ltd., Class H(1)	2,729,150	1,131,931
China Dongxiang (Group) Co., Ltd.	3,981,000	792,335
China Eastern Airlines Corp., Ltd., Class H(1)	1,436,000	480,779
China Everbright International, Ltd.	1,156,000	1,587,229
China Everbright, Ltd.	456,000	587,356
China High Speed Transmission Equipment Group Co., Ltd.(1)	672,000	502,256
China International Marine Containers Co., Ltd., Class B	413,812	959,807
China Life Insurance Co., Ltd., Class H	2,107,000	5,971,392
China Longyuan Power Group Corp., Class H	1,851,000	1,865,217
China Mengniu Dairy Co., Ltd.	743,000	3,724,080
China Merchants Bank Co., Ltd., Class H	1,204,500	2,194,198
China Merchants Holdings (International) Co., Ltd.	470,000	1,623,530
China Merchants Property Development Co., Ltd., Class B	588,654	1,424,705
China Minsheng Banking Corp., Ltd., Class H	1,858,000	1,867,658
China Mobile, Ltd.	2,480,900	22,778,212
China National Building Material Co., Ltd., Class H	1,492,000	1,500,549
China Oilfield Services, Ltd., Class H	756,000	1,784,448
China Overseas Land & Investment, Ltd.	1,148,360	2,976,337
China Pacific Insurance (Group) Co., Ltd., Class H	532,000	1,911,543
China Petroleum & Chemical Corp., Class H	9,711,800	8,711,873
China Railway Construction Corp., Class H	947,500	803,359
China Railway Group, Ltd., Class H	2,265,000	1,058,351
China Resources Enterprise, Ltd.	610,000	1,724,547
China Resources Land, Ltd.	536,000	1,183,488
China Resources Power Holdings Co., Ltd.	1,147,000	2,996,193
China Shenhua Energy Co., Ltd., Class H	1,260,500	3,649,798
China Shipping Container Lines Co., Ltd., Class H(1)	3,803,000	865,993
China Shipping Development Co., Ltd., Class H(1)	1,778,000	1,019,511
China Southern Airlines Co., Ltd., Class H	2,064,500	672,530
China Taiping Insurance Holdings Co., Ltd.(1)	277,000	497,091
China Telecom Corp., Ltd., Class H	8,226,000	3,796,020
China Travel International Investment Hong Kong, Ltd.	1,660,000	336,378
China Unicom (Hong Kong), Ltd.	2,590,290	3,411,195
China Vanke Co., Ltd., Class B	1,106,117	1,843,965
China Yurun Food Group, Ltd.(1)	926,000	478,309
Chongqing Changan Automobile Co., Ltd., Class B	1,301,443	2,163,230
Citic Pacific, Ltd.	628,000	1,111,235
CNOOC, Ltd.	6,414,500	9,711,691
Cosco Pacific, Ltd.	1,128,000	1,442,312
Country Garden Holdings Co.	1,582,000	656,241
Ctrip.com International, Ltd. ADR(1)	81,800	4,124,356
Datang International Power Generation Co., Ltd., Class H	2,826,000	1,031,844
Dazhong Transportation Group Co., Ltd., Class B	633,875	402,540
Dongfeng Motor Group Co., Ltd., Class H	1,748,000	2,488,440
Golden Eagle Retail Group, Ltd.	516,000	713,565
Great Wall Motor Co., Ltd., Class H	836,750	4,220,866
Guangdong Investment, Ltd.	1,680,000	1,614,970

Security	Shares	Value
Guangzhou Automobile Group Co., Ltd., Class H	1,506,857	$1,588,568
Guangzhou R&F Properties Co., Ltd., Class H	670,400	970,498
Hangzhou Steam Turbine Co., Ltd., Class B	426,359	491,753
Hengan International Group Co., Ltd.	68,000	707,704
Huaneng Power International, Inc., Class H	1,948,000	1,864,698
Industrial & Commercial Bank of China, Ltd., Class H	20,459,000	12,612,556
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	392,000	338,779
Inner Mongolia Yitai Coal Co., Ltd., Class B	424,000	512,636
Jiangsu Expressway Co., Ltd., Class H	796,000	908,490
Jiangxi Copper Co., Ltd., Class H	871,000	1,467,694
Kingboard Chemical Holdings, Ltd.	421,200	823,617
Kunlun Energy Co., Ltd.	1,678,000	2,820,393
Lee & Man Paper Manufacturing, Ltd.	876,000	545,671
Lenovo Group, Ltd.	2,596,000	2,854,735
Li Ning Co., Ltd.(1)	1,335,750	905,916
Lianhua Supermarket Holdings Ltd., Class H	378,000	215,374
Lonking Holdings, Ltd.(1)	2,438,000	479,227
Maanshan Iron & Steel Co., Ltd., Class H(1)	1,389,000	305,258
Mindray Medical International, Ltd. ADR	51,000	1,650,360
NetEase.com, Inc. ADR	22,000	1,480,600
New Oriental Education & Technology Group, Inc. ADR	181,200	5,318,220
Nine Dragons Paper Holdings, Ltd.	1,412,000	1,105,381
Parkson Retail Group, Ltd.	1,024,000	322,618
PetroChina Co., Ltd., Class H	7,992,300	8,681,493
PICC Property & Casualty Co., Ltd., Class H	1,168,000	1,603,152
Ping An Insurance (Group) Co. of China, Ltd., Class H	547,500	4,550,201
Poly Property Group Co., Ltd.	970,000	428,545
Qingling Motors Co., Ltd., Class H	1,448,966	437,375
Renhe Commercial Holdings Co., Ltd.(1)	4,180,000	261,363
Semiconductor Manufacturing International Corp.(1)	12,412,000	934,965
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,320,000	1,505,812
Shanghai Diesel Engine Co., Ltd., Class B	854,400	595,671
Shanghai Electric Group Co., Ltd., Class H	1,644,000	584,477
Shanghai Haixin Group Co., Ltd., Class B(1)	545,000	265,029
Shanghai Industrial Holdings, Ltd.	291,000	964,320
Shanghai Jin Jiang International Hotels Development Co., Ltd., Class B	574,800	825,492
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	863,200	338,656
Shimao Property Holdings, Ltd.	532,000	1,171,153
SINA Corp.(1)	25,700	1,552,537
Sino-Ocean Land Holdings, Ltd.	1,370,500	749,186
Sinofert Holdings, Ltd.	1,300,000	168,058
Sinopec Shanghai Petrochemical Co., Ltd., Class H	2,442,000	627,670
Sinopec Yizheng Chemical Fibre Co., Ltd., Class H(1)	4,801,500	968,087
Sinopharm Group Co., Ltd., Class H	472,400	1,298,473
Sohu.com, Inc.(1)	8,700	566,283
Tencent Holdings, Ltd.	314,200	21,931,212
Tingyi (Cayman Islands) Holding Corp.	1,184,000	3,408,857
Travelsky Technology, Ltd., Class H	1,218,000	1,083,269
Tsingtao Brewery Co., Ltd., Class H	1,074,000	7,899,052
Want Want China Holdings, Ltd.	3,531,000	5,264,561
Weichai Power Co., Ltd., Class H	226,800	859,659
Wumart Stores, Inc., Class H	360,000	349,994
Yangzijiang Shipbuilding Holdings, Ltd.	1,652,000	1,421,444
Yantai Changyu Pioneer Wine Co., Ltd., Class B	135,132	329,161
Yanzhou Coal Mining Co., Ltd., Class H	1,488,000	1,120,770
Zhejiang Expressway Co., Ltd., Class H	870,000	792,594
Zhuzhou CSR Times Electric Co., Ltd., Class H	288,000	966,790
Zijin Mining Group Co., Ltd., Class H	3,148,000	668,194
ZTE Corp., Class H(1)	590,616	1,150,348

		$293,587,762

Security	Shares	Value
Colombia — 1.7%
Almacenes Exito SA	523,055	$7,872,589
Banco Davivienda SA, PFC Shares	141,300	1,825,778
Banco de Bogota	54,162	1,921,546
Bancolombia SA ADR, PFC Shares	127,200	7,184,256
Bolsa de Valores de Colombia	85,691,900	942,987
Celsia SA ESP	833,260	2,488,869
Cementos Argos SA	384,100	1,963,411
Corporacion Financiera Colombiana SA	125,726	2,387,081
Ecopetrol SA	3,980,200	8,134,226
Empresa de Energia de Bogota SA	2,096,372	1,711,593
Empresa de Telecommunicaciones de Bogota SA	2,267,738	506,002
Fabricato SA(1)	34,115,900	276,811
Grupo Argos SA	341,000	3,576,113
Grupo Argos SA, PFC Shares	106,740	1,115,066
Grupo Aval Acciones y Valores SA	1,723,100	1,131,583
Grupo Aval Acciones y Valores SA, PFC Shares	888,900	588,261
Grupo de Inversiones Suramericana	327,100	6,054,520
Grupo Nutresa SA	308,763	4,271,456
Grupo Odinsa SA	108,356	445,086
Interconexion Electrica SA	859,500	3,831,255
ISAGEN SA ESP	1,706,300	2,794,887

		$61,023,376

Croatia — 0.4%
Adris Grupa DD, PFC Shares	45,000	$2,129,684
Atlantic Grupa DD	3,250	448,102
Atlantska Plovidba DD(1)	15,437	1,071,090
Croatia Osiguranje DD(1)	160	210,581
Dalekovod DD(1)	20,940	104,124
Ericsson Nikola Tesla	5,610	1,619,083
Hrvatski Telekom DD	184,200	5,475,735
Institut IGH DD(1)	1,875	55,854
Koncar-Elektroindustrija DD	3,504	413,206
Kras DD(1)	4,595	304,712
Petrokemija DD(1)	17,450	212,865
Podravka Prehrambena Industrija DD(1)	25,750	1,323,586
Privredna Banka Zagreb DD	3,310	262,929
Zagrebacka Banka DD	30,550	156,579

		$13,788,130

Czech Republic — 1.6%
CEZ AS	716,870	$20,574,588
Komercni Banka AS	75,140	17,955,100
Komercni Banka AS GDR	27,154	2,164,657
New World Resources PLC, Class A(1)	860,500	488,693
Pegas Nonwovens SA	48,000	1,454,292
Philip Morris CR AS	6,810	3,885,142
Telefonica 02 Czech Republic AS	466,500	6,992,284
Unipetrol AS(1)	500,500	3,630,927

		$57,145,683

Security	Shares	Value
Egypt — 1.8%
Alexandria Mineral Oils Co.	121,900	$1,200,495
Arab Cotton Ginning	1,880,400	1,581,250
Citadel Capital Co.(1)	1,600,000	1,039,634
Commercial International Bank	2,346,735	12,247,273
Eastern Tobacco	97,097	2,375,743
Egypt Kuwait Holding Co.	1,268,451	1,362,096
Egyptian Financial & Industrial Co.(1)	137,064	233,080
Egyptian Financial Group-Hermes Holding SAE(1)	1,590,030	2,872,606
Egyptian International Pharmaceutical Industrial Co.	153,932	1,082,386
Egyptian Resorts Co.(1)	4,213,900	958,171
El Ezz Aldekhela Steel Alexa Co.	4,750	480,619
El Sewedy Cables Holding Co.	384,121	1,730,284
Ezz Steel(1)	1,677,500	4,061,392
Ghabbour Auto	345,862	1,841,192
Global Telecom Holding SAE(1)	9,908,210	6,288,272
Juhayna Food Industries	1,999,152	3,756,263
Maridive & Oil Services SAE(1)	787,652	823,181
Medinet Nasr for Housing(1)	248,500	1,088,405
Misr Cement (Qena)	18,251	186,268
Nile Cotton Ginning Co.(1)(2)	125,000	0
Orascom Telecom Media and Technology Holding SAE	13,585,310	2,414,621
Oriental Weavers Co.	255,681	1,743,296
Pioneers Holding(1)	734,900	1,165,627
Sidi Kerir Petrochemicals Co.	957,400	2,723,209
Six of October Development & Investment Co.(1)	275,153	1,018,293
South Valley Cement(1)	485,000	455,826
Suez Cement Co.	138,000	796,426
Talaat Moustafa Group(1)	3,963,160	4,448,303
Telecom Egypt	1,449,600	3,569,008

		$63,543,219

Estonia — 0.3%
AS Baltika(1)	226,000	$150,939
AS Merko Ehitus	75,000	802,348
AS Nordecon International(1)	223,282	298,766
AS Olympic Entertainment Group	803,899	2,071,656
AS Tallink Group	5,354,470	5,774,175
AS Tallinna Kaubamaja	202,800	1,566,118
AS Tallinna Vesi	35,235	611,274

		$11,275,276

Ghana — 0.3%
Aluworks Ghana, Ltd.(1)	5,176,100	$105,782
CAL Bank, Ltd.	4,406,554	1,605,494
Ghana Commercial Bank, Ltd.	1,384,370	2,104,526
HFC Bank Ghana, Ltd.(1)	3,899,473	1,774,957
Produce Buying Co., Ltd.	650,000	38,644
SG-SSB, Ltd.	740,000	274,965
Standard Chartered Bank of Ghana, Ltd.	207,600	1,540,996
Unilever Ghana, Ltd.	249,000	1,669,560

		$9,114,924

Greece — 1.4%
Aegean Marine Petroleum Network, Inc.	71,600	$705,976
Alpha Bank AE(1)	2,493,100	2,446,375
Costamare, Inc.	56,779	1,220,749
Diana Shipping, Inc.(1)	94,920	1,138,091

Security	Shares	Value
DryShips, Inc.(1)	457,300	$1,477,079
Ellaktor SA(1)	368,501	2,060,513
Folli Follie SA(1)	52,775	1,946,932
Frigoglass SA(1)	72,845	473,105
GasLog, Ltd.	52,416	1,220,769
GEK Terna Holding Real Estate Construction SA(1)	217,261	1,196,280
Hellenic Exchanges SA	114,224	1,426,676
Hellenic Petroleum SA	170,529	1,705,935
Hellenic Telecommunications Organization SA(1)	295,700	4,880,811
Intralot SA	260,400	827,734
JUMBO SA(1)	155,650	2,787,128
Marfin Investment Group Holdings SA(1)	1,111,163	808,123
Metka SA	72,500	1,357,352
Motor Oil (Hellas) Corinth Refineries SA	101,300	1,322,095
Mytilineos Holdings SA(1)	149,879	1,440,899
National Bank of Greece SA(1)	546,400	2,989,641
Navios Maritime Holdings, Inc.	98,250	967,763
OPAP SA	322,400	5,176,540
Piraeus Bank SA(1)	1,336,300	3,661,991
Public Power Corp. SA	140,631	2,324,141
Safe Bulkers, Inc.	56,600	538,832
StealthGas, Inc.(1)	32,700	371,799
Titan Cement Co. SA(1)	94,168	3,295,274
Tsakos Energy Navigation, Ltd.	90,900	705,384
Viohalco SA(1)	184,517	1,191,725

		$51,665,712

Hungary — 1.4%
Magyar Telekom Rt.	4,030,434	$5,471,091
Magyar Telekom Rt. ADR	37,300	254,759
MOL Hungarian Oil & Gas Rt.	221,545	12,468,391
OTP Bank Rt.	916,700	17,564,338
Richter Gedeon Nyrt.	813,720	14,194,063

		$49,952,642

India — 6.4%
ABB, Ltd.	23,000	$331,452
ACC, Ltd.	28,800	675,761
Adani Enterprises, Ltd.	139,500	860,875
Adani Ports and Special Economic Zone, Ltd.	551,200	1,725,307
Adani Power, Ltd.(1)	700,600	569,602
Aditya Birla Nuvo, Ltd.	14,406	262,719
Allahabad Bank, Ltd.	271,700	413,029
Andhra Bank	192,000	204,830
Apollo Hospitals Enterprise, Ltd.	61,400	939,203
Ashok Leyland, Ltd.	614,926	243,373
Asian Paints, Ltd.	202,000	1,852,079
Axis Bank, Ltd.	187,300	4,593,311
Bajaj Auto, Ltd.	42,600	1,480,487
Bajaj Holdings & Investment, Ltd.	11,100	189,498
Balrampur Chini Mills, Ltd.	332,600	311,075
Bank of India	251,800	966,369
Bharat Forge, Ltd.	43,136	305,194
Bharat Heavy Electricals, Ltd.	452,800	1,480,741

Security	Shares	Value
Bharat Petroleum Corp., Ltd.	134,400	$1,037,125
Bharti Airtel, Ltd.	1,546,800	8,191,214
Biocon, Ltd.	78,400	556,286
Cairn India, Ltd.	328,800	1,831,578
Canara Bank, Ltd.	214,500	950,514
Century Textiles & Industries, Ltd.	50,000	304,245
Cipla, Ltd.	207,400	1,327,204
Coal India, Ltd.	372,500	1,797,939
Colgate-Palmolive (India), Ltd.	23,100	531,744
Container Corp. of India, Ltd.	69,900	1,134,307
Cummins India, Ltd.	68,800	690,252
Dabur India, Ltd.	278,000	838,830
Divi’s Laboratories, Ltd.	24,900	568,819
Dr. Reddy’s Laboratories, Ltd.	24,300	1,046,114
Dr. Reddy’s Laboratories, Ltd. ADR	26,800	1,176,520
Essar Oil, Ltd.(1)	347,500	297,088
GAIL (India), Ltd.	250,150	1,569,413
GAIL (India), Ltd. GDR(3)	25,050	934,730
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	344,080
Glenmark Pharmaceuticals, Ltd.	114,000	1,086,650
GMR Infrastructure, Ltd.	1,192,200	439,273
Grasim Industries, Ltd. GDR(3)	13,300	640,967
Great Eastern Shipping Co., Ltd. (The)	56,700	327,429
Gujarat Ambuja Cements, Ltd.	429,400	1,447,278
HCL Technologies, Ltd.	110,800	2,587,965
HDFC Bank, Ltd.	806,100	10,162,459
Hero MotoCorp, Ltd.	51,542	1,965,814
Hindalco Industries, Ltd.	491,910	1,163,724
Hindustan Petroleum Corp., Ltd.	98,600	512,650
Hindustan Unilever, Ltd.	588,309	5,968,411
Hindustan Zinc, Ltd.	199,000	428,200
Housing Development & Infrastructure, Ltd.(1)	1,236,101	1,199,370
Housing Development Finance Corp., Ltd.	1,003,500	14,805,698
ICICI Bank, Ltd.	356,400	7,447,664
ICICI Bank, Ltd. ADR	29,200	1,278,960
IDBI Bank, Ltd.	346,300	378,373
Idea Cellular, Ltd.	1,065,701	2,465,959
IDFC, Ltd.	1,112,000	2,274,933
Indiabulls Real Estate, Ltd.	919,100	842,710
Indian Hotels Co., Ltd.	173,820	213,643
Indian Oil Corp., Ltd.	221,900	1,048,979
Infosys, Ltd.	340,151	18,640,334
ITC, Ltd.	1,223,800	7,240,930
Jain Irrigation Systems, Ltd.	169,800	187,667
Jaiprakash Associates, Ltd.	1,049,550	939,833
Jindal Steel & Power, Ltd.	257,300	1,261,442
JSW Energy, Ltd.	590,877	585,261
JSW Steel, Ltd.	73,900	1,283,054
Kotak Mahindra Bank, Ltd.	239,900	3,139,667
Lanco Infratech, Ltd.(1)	2,031,400	245,495
Larsen & Toubro, Ltd.	77,400	1,647,978
Larsen & Toubro, Ltd. GDR(3)	72,000	1,538,204
LIC Housing Finance, Ltd.	408,000	1,608,084
Lupin, Ltd.	97,200	1,514,405
Mahindra & Mahindra, Ltd.	167,400	2,751,352
Maruti Suzuki India, Ltd.	50,500	1,664,650
Motor Industries Co., Ltd.	3,900	699,827
Mphasis, Ltd.	53,500	359,705

Security	Shares	Value
Nestle India, Ltd.	12,100	$1,024,612
NHPC, Ltd.	2,174,100	694,258
Nicholas Piramal India, Ltd.	41,782	381,872
NTPC, Ltd.	1,848,800	3,713,614
Oil & Natural Gas Corp., Ltd.	1,236,700	6,610,714
Oracle Financial Service Software, Ltd.(1)	4,000	204,954
Petronet LNG, Ltd.	216,300	496,588
Power Grid Corporation of India, Ltd.	1,419,700	2,510,506
Punjab National Bank, Ltd.	13,000	161,272
Ranbaxy Laboratories, Ltd.(1)	26,000	158,095
Ranbaxy Laboratories, Ltd. GDR(1)(3)	70,500	420,832
Reliance Capital, Ltd.	241,130	1,397,271
Reliance Communications, Ltd.	945,300	2,035,344
Reliance Industries, Ltd.	934,912	14,710,667
Reliance Industries, Ltd. GDR(4)	42,816	1,329,851
Reliance Infrastructure, Ltd.	234,800	1,702,595
Reliance Power, Ltd.(1)	950,100	1,125,118
Sesa Sterlite, Ltd.	689,840	2,170,556
Siemens India, Ltd.	57,800	745,572
State Bank of India	43,500	1,398,156
State Bank of India GDR(3)	28,800	1,836,129
Steel Authority of India, Ltd.	409,100	488,266
Sun Pharmaceuticals Industries, Ltd.	496,000	4,784,795
Tata Chemicals, Ltd.	58,600	281,926
Tata Communications, Ltd.	47,000	241,869
Tata Consultancy Services, Ltd.	342,480	12,270,645
Tata Motors, Ltd.	514,600	3,475,930
Tata Motors, Ltd. ADR	19,800	701,118
Tata Power Co., Ltd.	1,253,200	1,798,659
Tata Steel, Ltd.	230,900	1,524,597
Tata Tea, Ltd.	156,000	392,674
Tech Mahindra, Ltd.	57,329	1,723,772
Titan Co., Ltd.	248,000	1,091,262
UltraTech Cement, Ltd.	37,900	1,389,247
United Spirits, Ltd.	47,500	2,102,831
UPL, Ltd.	237,900	739,842
Voltas, Ltd.	224,100	605,412
Wipro, Ltd.	432,540	3,977,649
Wipro, Ltd. ADR	24,173	323,918
Zee Entertainment Enterprises, Ltd.	413,300	1,884,290

		$231,155,182

Indonesia — 3.3%
Adaro Energy Tbk PT	23,969,000	$2,085,380
Agis Tbk PT(1)	36,804,000	1,514,367
AKR Corporindo Tbk PT	4,660,500	1,998,666
Aneka Tambang Tbk PT	10,187,000	1,023,070
Astra Argo Lestari Tbk PT	654,000	1,502,567
Astra International Tbk PT	16,668,000	10,902,618
Bank Central Asia Tbk PT	10,623,000	9,977,093
Bank Danamon Indonesia Tbk PT	3,922,181	1,508,181
Bank Mandiri Tbk PT	7,808,000	6,576,278
Bank Negara Indonesia Persero Tbk PT	7,849,000	3,458,423
Bank Pan Indonesia Tbk PT(1)	6,253,772	414,436
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	5,624,000	519,037
Bank Rakyat Indonesia Tbk PT	9,392,000	7,984,882
Barito Pacific Tbk PT(1)	5,662,500	170,099
Bhakti Investama Tbk PT	14,228,500	431,933
Bumi Resources Tbk PT(1)	26,391,500	629,359
Charoen Pokphand Indonesia Tbk PT	3,363,000	1,191,475
Delta Dunia Makmur Tbk PT(1)	18,948,000	155,738
Gudang Garam Tbk PT	578,500	2,532,316

Security	Shares	Value
Harum Energy Tbk PT	2,156,500	$418,101
Holcim Indonesia Tbk PT	1,828,000	446,449
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	3,326,500	439,567
Indo Tambangraya Megah Tbk PT	808,500	1,743,287
Indocement Tunggal Prakarsa Tbk PT	2,604,500	5,392,688
Indofood CBP Sukses Makmur Tbk PT	1,273,000	1,135,578
Indofood Sukses Makmur Tbk PT	4,544,500	2,940,451
Indosat Tbk PT	2,085,500	728,061
Jasa Marga (Persero) Tbk PT	3,247,500	1,726,107
Kalbe Farma Tbk PT	19,815,000	2,570,311
Lippo Karawaci Tbk PT	26,506,000	2,544,904
Matahari Putra Prima Tbk PT	5,148,000	1,224,517
Medco Energi Internasional Tbk PT	1,397,000	336,649
Pembangunan Perumahan Persero Tbk PT	4,793,000	782,443
Perusahaan Gas Negara Tbk PT	13,043,000	5,919,364
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,099,000	1,389,745
Ramayana Lestari Sentosa Tbk PT	6,516,500	802,348
Semen Gresik (Persero) Tbk PT	5,306,500	7,459,425
Surya Semesta Internusa Tbk PT	12,410,000	1,054,356
Tambang Batubara Bukit Asam Tbk PT	1,154,000	953,050
Telekomunikasi Indonesia Tbk PT	58,725,800	11,479,169
Trada Maritime Tbk PT(1)	9,569,000	1,452,045
Unilever Indonesia Tbk PT	1,100,700	2,855,999
United Tractors Tbk PT	3,148,000	5,783,525
Vale Indonesia Tbk PT	4,748,000	1,186,115
Wijaya Karya Persero Tbk PT	6,352,000	1,350,343
XL Axiata Tbk PT	2,825,500	1,098,320

		$119,788,835

Jordan — 0.8%
Al-Eqbal Co. for Investment PLC	11,000	$201,651
Arab Bank PLC	1,254,360	16,111,309
Arab Potash Co. PLC	59,200	2,242,460
Bank of Jordan	262,189	886,104
Capital Bank of Jordan	605,501	1,661,865
Jordan Ahli Bank(1)	356,510	634,313
Jordan Islamic Bank	112,800	634,058
Jordan Petroleum Refinery	269,218	1,465,569
Jordan Phosphate Mines	84,500	752,728
Jordan Steel	269,400	414,732
Jordan Telecom Corp.	207,500	983,984
Jordanian Electric Power Co.	512,001	2,095,336
Royal Jordanian Airlines(1)	209,700	156,988
Taameer Jordan Holdings PSC(1)	1,153,700	228,897
Union Land Development(1)	360,100	1,605,315

		$30,075,309

Kazakhstan — 0.7%
Halyk Savings Bank of Kazakhstan JSC GDR(3)	716,100	$5,950,720
Kazakhmys PLC	1,001,205	4,412,762
Kazkommertsbank JSC GDR(1)(3)	228,600	481,788
KazMunaiGas Exploration Production GDR(3)	444,526	6,230,054
Kcell JSC GDR(3)	380,746	5,219,684
Nostrum Oil & Gas, LP GDR	101,200	1,065,896

		$23,360,904

Kenya — 0.8%
Athi River Mining, Ltd.	2,306,300	$2,399,189
Bamburi Cement Co., Ltd.	460,041	1,065,822
Barclays Bank of Kenya, Ltd.	5,636,820	1,047,119
Centum Investment Co., Ltd.(1)	977,680	415,277
Co-operative Bank of Kenya, Ltd.(The)	6,262,680	1,450,286
East African Breweries, Ltd.	1,528,640	4,764,738
Equity Bank, Ltd.	6,036,700	2,214,314

Security	Shares	Value
KenolKobil, Ltd.(1)	3,831,500	$454,318
Kenya Airways, Ltd.(1)	1,598,400	233,187
Kenya Commercial Bank, Ltd.	5,812,860	3,088,759
Kenya Electricity Generating Co., Ltd.	1,449,600	202,793
Kenya Power & Lighting, Ltd.(1)	8,246,893	1,382,445
Mumias Sugar Co., Ltd.(1)	3,556,814	140,196
Nation Media Group, Ltd.	363,576	1,304,795
NIC Bank, Ltd.	775,432	568,639
Safaricom, Ltd.	47,903,600	6,895,348
Standard Chartered Bank Kenya, Ltd.	250,721	908,384

		$28,535,609

Kuwait — 1.6%
Abyaar Real Estate Development(1)	1,440,000	$267,227
Agility Public Warehousing Co. KSC	997,500	2,694,419
Ahli United Bank	230,422	614,369
Al Ahli Bank of Kuwait KSC	122,180	195,222
Al Safwa Group Holding Co. KSC(1)(2)	1,334,134	0
Al-Mazaya Holding Co.(1)	551,200	256,090
Al-Qurain Petrochemicals Co.	1,460,000	1,254,434
Boubyan Petrochemicals Co.	1,875,000	4,729,034
Burgan Bank SAK	729,061	1,448,506
Combined Group Contracting Co.	119,185	533,414
Commercial Bank of Kuwait SAK(1)	845,000	2,251,762
Commercial Real Estate Co. KSCC	2,369,266	799,527
Gulf Bank(1)	1,407,341	1,847,092
Gulf Cable and Electrical Industries Co.	165,000	462,874
Hits Telecom Holding KSC(1)	1,320,000	301,418
Kuwait Finance House KSC	2,126,635	6,885,020
Kuwait Foods Co. (Americana)	512,500	4,620,443
Kuwait International Bank	818,000	872,046
Kuwait Pipes Industries & Oil Services Co.(1)(2)	800,000	0
Kuwait Portland Cement Co.	192,500	915,386
Kuwait Projects Co. Holdings KSC	918,926	2,314,389
Kuwait Real Estate Co.(1)	1,720,000	612,592
Mabanee Co. SAKC	796,070	3,161,287
Mobile Telecommunications Co.	3,110,000	7,413,770
National Bank of Kuwait SAK	2,435,470	8,552,957
National Industries Group Holding(1)	3,447,500	2,988,841
National Investment Co.(1)	645,000	352,647
National Real Estate Co.(1)	598,290	332,568
Sultan Center Food Products Co.(1)	2,160,000	764,033

		$57,441,367

Latvia — 0.0%(5)
Grindeks(1)	12,000	$136,074
Latvian Shipping Co.(1)	96,000	66,325

		$202,399

Lebanon — 0.2%
Banque Audi sal-Audi Saradar Group	246,610	$1,594,744
Byblos Bank	838,110	1,415,280
Solidere, Class A(1)	275,848	3,455,268
Solidere, Class B(1)	5,516	69,062

		$6,534,354

Lithuania — 0.1%
AB Amber Grid(1)	76,058	$74,949
Apranga PVA	363,680	1,342,470
Bankas Snoras(1)(2)	1,114,759	0
Invalda Privatus Kapitalas AB(1)(2)	32,177	123,056
Klaipedos Nafta PVA	1,576,663	633,066
Lesto AB	338,936	422,049
Lietuvos Dujos	123,942	114,676

Security	Shares	Value
Panevezio Statybos Trestas	323,592	$454,622
Pieno Zvaigzdes	94,000	233,730
Rokiskio Suris	177,000	411,583
Siauliu Bankas	880,702	363,940

		$4,174,141

Malaysia — 3.1%
Aeon Co. (M) Bhd	184,200	$810,985
Affin Holdings Bhd	236,000	280,034
Airasia Bhd	1,089,900	851,931
Alliance Financial Group Bhd	330,800	446,973
AMMB Holdings Bhd	615,900	1,355,118
Axiata Group Bhd	1,791,575	3,662,301
Batu Kawan Bhd	100,300	606,001
Berjaya Corp. Bhd	2,498,100	405,720
Berjaya Sports Toto Bhd	454,988	553,004
Boustead Holdings Bhd	412,500	684,843
British American Tobacco Malaysia Bhd	89,100	1,612,877
Bumi Armada Bhd(1)	924,800	1,107,982
Bursa Malaysia Bhd	224,600	519,819
CIMB Group Holdings Bhd	1,425,966	3,126,328
Dialog Group Bhd	2,232,664	2,457,017
Digi.com Bhd	1,538,000	2,540,729
Felda Global Ventures Holdings Bhd	1,136,300	1,618,231
Gamuda Bhd	1,983,700	2,863,176
Genting Bhd	1,303,300	3,997,377
Genting Plantations Bhd	261,000	864,204
Hong Leong Bank Bhd	256,700	1,112,344
Hong Leong Financial Group Bhd	136,200	654,622
IGB Corp. Bhd	315,120	261,359
IHH Healthcare Bhd(1)	1,459,900	1,721,311
IJM Corp. Bhd	1,328,220	2,501,057
IOI Corp. Bhd	1,684,968	2,475,299
IOI Properties Group Bhd(1)	842,484	686,268
KLCC Property Holdings Bhd	250,000	485,269
KNM Group Bhd(1)	3,198,075	760,390
Kuala Lumpur Kepong Bhd	293,050	2,173,608
Kulim (Malaysia) Bhd(1)	792,800	816,353
Lafarge Malayan Cement Bhd	789,960	2,187,872
Landmarks Bhd(1)	576,800	178,608
Malayan Banking Bhd	1,462,286	4,340,303
Malaysia Airports Holdings Bhd	200,000	489,324
Malaysian Airline System Bhd(1)	7,714,733	498,366
Malaysian Resources Corp. Bhd	1,861,700	935,489
Maxis Bhd	1,255,300	2,676,559
Media Prima Bhd	567,300	410,383
MISC Bhd(1)	638,440	1,350,491
MMC Corp. Bhd	662,000	571,572
Muhibbah Engineering (M) Bhd	1,581,000	1,402,232
Multi-Purpose Holdings Bhd	617,940	565,957
Parkson Holdings Bhd	570,622	524,337
Petronas Chemicals Group Bhd	2,816,700	5,965,490
Petronas Dagangan Bhd	422,400	3,973,991
Petronas Gas Bhd	268,500	1,958,371
PPB Group Bhd	300,400	1,531,476
Public Bank Bhd	706,298	4,154,887
Resorts World Bhd	1,977,000	2,543,739
RHB Capital Bhd	497,700	1,284,339
Sapurakencana Petroleum Bhd(1)	4,032,352	5,569,274
Sime Darby Bhd	3,012,009	8,593,105
Sunway Bhd	378,040	351,754
Sunway Real Estate Investment Trust	1,028,200	428,588
Supermax Corp. Bhd	500,000	398,079

Security	Shares	Value
Ta Ann Holdings Bhd	355,899	$455,185
Tan Chong Motor Holdings Bhd	219,000	370,679
Telekom Malaysia Bhd	1,020,100	1,840,186
Tenaga Nasional Bhd	1,261,531	4,620,093
Top Glove Corp. Bhd	210,000	318,722
UEM Land Holdings Bhd	1,112,200	750,818
UMW Holdings Bhd	391,900	1,319,534
Unisem (M) Bhd	1,851,400	584,593
Wah Seong Corp. Bhd	693,549	405,418
WCT Bhd	804,425	535,098
YTL Corp. Bhd	2,626,518	1,231,275
YTL Power International Bhd(1)	1,597,363	768,372

		$110,097,089

Mauritius — 0.7%
CIM Financial Services, Ltd.	1,310,985	$347,806
Ireland Blyth, Ltd.	64,209	231,379
LUX Island Resorts, Ltd.(1)	720,980	938,554
Mauritius Commercial Bank	1,612,795	11,519,964
New Mauritius Hotels, Ltd.	1,267,600	3,510,493
Rogers & Co., Ltd.	48,555	326,850
State Bank of Mauritius, Ltd.	138,974,900	4,895,139
Sun Resorts, Ltd.(1)	656,202	894,523
Terra Mauricia, Ltd.	464,700	579,205
United Basalt Products, Ltd.	102,150	307,773

		$23,551,686

Mexico — 6.0%
Alfa SAB de CV, Series A	5,631,220	$14,233,868
America Movil SAB de CV, Series L	35,916,722	35,819,059
Bolsa Mexicana de Valores SAB de CV	915,200	1,807,197
Cemex SAB de CV, Series CPO(1)	15,661,024	19,852,931
Coca-Cola Femsa SAB de CV, Series L	165,600	1,741,429
Compartamos SAB de CV	3,190,800	5,836,337
Embotelladoras Arca SAB de CV	482,000	2,875,645
Empresas ICA SAB de CV(1)	1,808,600	3,019,990
Fibra Uno Administracion SA de CV	819,300	2,650,778
Fomento Economico Mexicano SAB de CV ADR	19,900	1,855,476
Fomento Economico Mexicano SAB de CV, Series UBD	1,424,800	13,288,166
Genomma Lab Internacional SA de CV(1)	1,124,800	2,893,955
Grupo Aeroportuario del Pacifico SAB de CV, Class B	297,200	1,740,107
Grupo Aeroportuario del Sureste SAB de CV, Class B	237,726	2,919,976
Grupo Bimbo SA de CV, Series A	1,977,108	5,332,157
Grupo Carso SA de CV, Series A1	978,200	5,132,450
Grupo Comercial Chedraui SA de CV	208,900	614,435
Grupo Elektra SA de CV	72,526	2,244,137
Grupo Financiero Banorte SAB de CV, Class O	3,039,200	20,553,098
Grupo Financiero Inbursa SAB de CV, Class O	4,395,216	11,355,416
Grupo Mexico SAB de CV, Series B	3,586,774	11,318,991
Grupo Televisa SAB, Series CPO	1,715,518	11,445,109
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,134,930	2,694,866
Industrias CH SAB de CV, Series B(1)	158,452	878,826
Industrias Penoles SA de CV	137,229	3,574,965
Inmuebles Carso SAB de CV(1)	927,400	937,665
Kimberly-Clark de Mexico SAB de CV, Class A	1,465,410	3,911,726
Mexichem SAB de CV	1,242,307	4,377,168
Minera Frisco SAB de CV(1)	873,200	1,699,514
Organizacion Soriana SAB de CV, Class B(1)	166,700	513,296
Promotora y Operadora de Infraestructura SAB de CV(1)	325,200	4,368,299
Ternium SA ADR	45,700	1,351,806
TV Azteca SAB de CV, Series CPO	1,018,565	620,244
Wal-Mart de Mexico SAB de CV, Series V	4,685,164	11,160,706

		$214,619,788

Security	Shares	Value
Morocco — 0.8%
Alliances Developpement Immobilier SA	19,684	$1,183,920
Attijariwafa Bank	114,300	4,385,390
Banque Centrale Populaire	97,200	2,282,909
Banque Marocaine du Commerce Exterieur (BMCE)	98,500	2,523,169
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	3,830	365,951
Compagnie Generale Immobiliere	8,100	782,129
Compagnie Sucriere Marocaine et de Raffinage	3,729	850,188
Delta Holding SA(1)	35,000	138,568
Douja Promotion Groupe Addoha SA	294,373	2,201,766
Holcim Maroc SA	6,422	1,225,328
Label Vie	3,700	632,409
Lafarge Ciments	10,400	1,806,997
Managem	7,900	1,319,452
Maroc Telecom	630,216	7,733,809
Samir(1)	19,247	681,100
Sonasid(1)	5,872	776,532
Wafa Assurance	3,400	1,384,571

		$30,274,188

Nigeria — 0.7%
Access Bank PLC	14,469,911	$652,923
Afriland Properties PLC(1)(2)	1,112,557	0
Ashaka Cement PLC	2,905,875	282,260
Cadbury Nigeria PLC	364,099	165,490
Dangote Cement PLC	1,914,961	2,677,071
Dangote Sugar Refinery PLC	4,385,654	262,607
Diamond Bank PLC(1)	12,314,600	477,717
Ecobank Transnational, Inc.	8,985,992	709,120
Ecobank Transnational, Inc., PFC Shares(2)	276,998	0
First Bank of Nigeria PLC	22,217,810	1,708,695
First City Monument Bank PLC(1)	15,346,235	313,343
Flour Mills of Nigeria PLC	710,208	288,442
Guaranty Trust Bank PLC	21,624,000	3,339,903
Guiness Nigeria PLC	507,134	598,848
Intercontinental Wapic Insurance PLC(1)	3,087,768	14,014
Lafarge Cement WAPCO Nigeria PLC	1,833,500	1,168,329
Nestle Nigeria PLC	245,900	1,583,934
Nigerian Breweries PLC	2,697,500	2,533,037
Oando PLC	8,603,569	853,862
PZ Cussons Nigeria PLC	1,858,208	339,855
Skye Bank PLC	16,739,600	375,630
UAC of Nigeria PLC	5,041,100	1,657,230
Unilever Nigeria PLC	2,074,728	557,228
Union Bank of Nigeria PLC(1)	2,936,181	176,908
United Bank for Africa PLC	29,143,397	1,249,359
Zenith Bank PLC	20,070,737	2,436,523

		$24,422,328

Oman — 0.7%
Bank Dhofar SAOG	1,453,126	$1,253,032
Bank Muscat SAOG	2,563,165	4,212,372
Bank Sohar SAOG	3,727,453	2,179,447
Dhofar International Development & Investment Holding Co.	282,507	394,840
Galfar Engineering & Contracting SAOG	1,426,621	919,956
HSBC Bank Oman SAOG	1,838,477	692,418
National Bank of Oman SAOG	1,836,626	1,383,614
Oman Cables Industry SAOG	112,400	706,659
Oman Cement Co. SAOG	768,532	1,597,479
Oman Flour Mills Co. SAOG	543,700	869,869
Oman Telecommunications Co. SAOG	1,145,060	4,461,534
Omani Qatari Telecommunications Co. SAOG	671,100	1,040,735
Ominvest	1,000,405	1,086,796

Security	Shares	Value
Raysut Cement Co. SAOG	459,310	$2,614,130
Renaissance Services SAOG	873,499	1,580,173
Shell Oman Marketing Co. SAOG	66,100	359,276

		$25,352,330

Pakistan — 0.8%
Adamjee Insurance Co., Ltd.	666,644	$318,032
Attock Petroleum, Ltd.	118,800	651,496
Bank Alfalah, Ltd.	1,652,894	449,369
D.G. Khan Cement Co., Ltd.	528,320	496,815
Engro Corp., Ltd.(1)	660,916	1,257,848
Engro Fertilizers, Ltd.(1)	66,092	40,341
Fauji Fertilizer Bin Qasim, Ltd.	841,000	368,539
Fauji Fertilizer Co., Ltd.	1,214,414	1,369,414
Habib Bank, Ltd.	265,733	468,527
Hub Power Co., Ltd.	5,180,900	2,790,694
Kot Addu Power Co., Ltd.	1,343,500	813,423
Lucky Cement, Ltd.	711,400	2,300,388
Millat Tractors, Ltd.	54,329	257,529
Muslim Commercial Bank, Ltd.	2,086,625	5,329,194
National Bank of Pakistan	2,196,526	1,201,917
Nishat Mills, Ltd.	837,980	992,285
Oil & Gas Development Co., Ltd.	1,348,800	3,313,340
Pakistan Oil Fields, Ltd.	285,600	1,585,750
Pakistan Petroleum, Ltd.	889,502	2,031,367
Pakistan State Oil Co., Ltd.	373,316	1,618,965
Pakistan Telecommunication Co., Ltd.	1,822,500	566,989
United Bank, Ltd.	907,125	1,490,465

		$29,712,687

Panama — 0.3%
Copa Holdings SA, Class A	75,900	$11,019,921

		$11,019,921

Peru — 1.4%
Alicorp SA	2,517,321	$7,163,436
Banco Continental SA	372,479	681,017
Cementos Pacasmayo SAA	107,000	186,497
Cia de Minas Buenaventura SA	82,880	1,032,425
Cia de Minas Buenaventura SA ADR	249,776	3,139,684
Cia Minera Milpo SA	808,171	540,448
Credicorp, Ltd.	103,096	14,219,000
Edegel SA	2,361,911	2,209,592
Ferreycorp SAA	4,089,781	2,196,695
Grana y Montero SA	1,438,082	5,013,056
Intergroup Financial Services Corp.	47,100	1,483,650
Luz del Sur SAA	83,400	266,994
Minsur SA	1,384,773	758,564
Sociedad Minera Cerro Verde SAA(1)	47,600	928,200
Sociedad Minera el Brocal SA	32,370	88,660
Southern Copper Corp.	319,355	9,296,424
Union Andina de Cementos SAA	278,400	301,048
Volcan Cia Minera SA, Class B	4,584,820	1,745,014

		$51,250,404

Philippines — 1.5%
Aboitiz Equity Ventures, Inc.	3,304,400	$4,131,959
Aboitiz Power Corp.	1,264,300	1,049,470
Alliance Global Group, Inc.	4,258,400	2,712,768
Ayala Corp.	134,638	1,738,842
Ayala Land, Inc.	3,534,608	2,365,758
Ayala Land, Inc., PFC Shares(2)	3,534,608	7,882
Bank of the Philippine Islands	943,956	1,809,871
BDO Unibank, Inc.	1,008,420	1,915,335

Security	Shares	Value
DMCI Holdings, Inc.	511,300	$798,200
Energy Development Corp.	5,342,650	675,443
Filinvest Land, Inc.	16,105,546	518,627
First Gen Corp.	499,460	209,346
First Philippine Holdings Corp.	153,000	247,566
Globe Telecom, Inc.	22,170	823,579
GMA Holdings, Inc. PDR	1,242,100	215,755
International Container Terminal Services, Inc.	551,900	1,330,566
JG Summit Holding, Inc.	2,641,000	2,916,077
Jollibee Foods Corp.	579,200	2,211,319
Lopez Holdings Corp.	10,209,700	1,060,337
Manila Electric Co.	191,504	1,213,473
Manila Water Co.	481,700	257,170
Megaworld Corp.	10,700,000	1,002,944
Metro Pacific Investments Corp.	8,364,300	884,572
Metropolitan Bank & Trust Co.	797,523	1,377,262
Nickel Asia Corp.	2,832,113	1,251,066
Petron Corp.	2,626,900	688,210
Philex Mining Corp.	3,645,900	701,603
Philex Petroleum Corp.(1)	691,700	123,780
Philippine Long Distance Telephone Co.	62,460	3,802,242
Robinsons Land Corp.	1,290,000	631,721
San Miguel Corp.	484,300	821,118
Semirara Mining Corp.	301,400	2,756,363
SM Investments Corp.	279,290	4,395,246
SM Prime Holdings, Inc.	4,514,550	1,474,926
Top Frontier Investment Holdings, Inc.(1)	48,430	96,061
Universal Robina Corp.	1,927,100	6,115,142
Vista Land & Lifescapes, Inc.	6,128,000	721,138

		$55,052,737

Poland — 3.5%
Agora SA(1)	69,000	$255,725
AmRest Holdings SE(1)	30,208	901,158
Asseco Poland SA	286,470	4,445,695
Bank Handlowy w Warszawie SA	44,485	1,674,503
Bank Millennium SA(1)	697,490	2,067,349
Bank Pekao SA	142,785	9,294,659
Bioton SA(1)	194,514	289,025
Boryszew SA(1)	3,500,000	544,018
BRE Bank SA	24,950	4,451,145
Budimex SA	50,276	2,290,526
Cinema City International NV(1)	53,500	622,877
Cyfrowy Polsat SA(1)	709,480	5,010,165
Eurocash SA	288,203	3,809,347
Getin Holding SA	406,033	436,971
Getin Noble Bank SA(1)	1,591,418	1,679,758
Globe Trade Centre SA(1)	364,288	869,314
Grupa Lotos SA(1)	176,940	2,224,735
Jastrzebska Spolka Weglowa SA	55,400	840,256
Kernel Holding SA(1)	13,100	126,703
KGHM Polska Miedz SA	169,118	6,098,497
KOPEX SA	104,700	459,026
LPP SA	2,402	7,065,701
Lubelski Wegiel Bogdanka SA	43,100	1,787,394
Netia SA(1)	610,010	1,028,010
NG2 SA	45,300	1,962,550
Orange Polska SA	2,094,345	7,167,601
Orange Polska SA GDR(3)	169,000	578,926
Orange Polska SA GDR(4)	76,100	260,688

Security	Shares	Value
Orbis SA	138,180	$1,998,886
Polimex-Mostostal SA(1)	3,573,572	130,224
Polish Oil & Gas	2,342,566	3,440,919
Polska Grupa Energetyczna SA	2,045,800	12,781,814
Polski Koncern Naftowy Orlen SA	406,795	5,817,479
Powszechna Kasa Oszczednosci Bank Polski SA	968,082	13,614,032
Powszechny Zaklad Ubezpieczen SA	69,100	9,819,241
Rovese SA(1)	808,777	420,268
Tauron Polska Energia SA	2,765,200	4,794,261
TVN SA	906,566	4,972,543

		$126,031,989

Qatar — 1.4%
Al Meera Consumer Goods Co.	16,300	$678,586
Barwa Bank(1)(2)	152,394	0
Barwa Real Estate Co.	248,543	2,489,818
Doha Bank, Ltd.	79,773	1,352,983
Gulf International Services QSC	220,225	4,763,167
Industries Qatar	209,777	10,758,928
Masraf Al Rayan	552,200	6,008,934
Qatar Electricity & Water Co.	50,080	2,368,385
Qatar Gas Transport Co., Ltd. (NAKILAT)	550,956	3,047,159
Qatar Insurance Co.	52,935	944,222
Qatar International Islamic Bank	32,210	636,845
Qatar Islamic Bank	81,415	1,644,696
Qatar National Bank	136,786	7,045,008
Qatar National Cement Co.	12,559	415,291
Qatar National Navigation	55,051	1,365,913
Qatar Telecom QSC	124,495	4,711,081
United Development Co.	206,448	1,180,236
Vodafone Qatar(1)	694,900	2,333,000

		$51,744,252

Romania — 0.6%
Antibiotice SA	1,843,129	$336,589
Banca Transilvania(1)	16,176,795	8,608,239
Biofarm Bucuresti	8,097,100	737,448
BRD-Group Societe Generale(1)	2,483,100	6,285,606
OMV Petrom SA	43,591,503	5,747,876
Transelectrica SA	140,400	726,931
TRANSGAZ SA Medias	8,476	510,092

		$22,952,781

Russia — 5.8%
Aeroflot-Russian Airlines(1)	749,030	$1,182,350
AvtoVAZ(1)	2,100,000	605,751
CTC Media, Inc.	529,200	4,873,932
Evraz PLC(1)	216,250	288,152
Federal Grid Co. Unified Energy System JSC(1)	400,770,600	880,894
Federal Hydrogenerating Co. JSC(1)	185,700,426	2,963,407
Gazprom Neft(1)	77,000	314,715
Globaltrans Investment PLC GDR(3)	28,300	325,904
IDGC Holding JSC(1)	26,309,700	397,619
LUKOIL OAO ADR	396,900	22,074,830
Magnit OJSC(1)	53,200	12,229,999
Magnitogorsk Iron & Steel Works GDR(1)(3)	58,800	120,590
Mail.ru Group, Ltd. GDR(1)(3)	105,100	3,727,196
Mechel ADR(1)	203,500	421,245
MMC Norilsk Nickel ADR	489,037	8,148,812
Mobile TeleSystems ADR	101,500	1,775,235
Mobile TeleSystems OJSC(1)	1,435,719	11,029,479
Mosenergo(1)	7,630,462	169,480
NovaTek OAO GDR(3)	71,800	7,910,558
Novolipetsk Steel GDR(3)	66,700	845,912

Security	Shares	Value
OAO Gazprom ADR	4,404,800	$33,979,737
OAO Inter Rao Ues(1)	1,993,581,189	454,537
OAO TMK GDR(3)	42,000	367,707
PIK Group GDR(1)(3)	100,000	225,231
Polymetal International PLC	134,600	1,394,376
Rosneft Oil Co. GDR(3)	931,000	6,208,164
Rostelecom(1)	445,428	1,082,150
Rostelecom ADR	31,284	445,797
Sberbank of Russia(1)	10,737,480	25,625,060
Sberbank of Russia ADR	488,350	4,754,974
Sberbank of Russia, PFC Shares	862,200	1,649,395
Severstal OAO GDR(3)	207,300	1,572,421
Sistema JSFC GDR(3)	151,800	3,420,045
Surgutneftegas OJSC ADR	875,000	6,458,770
Surgutneftegas OJSC ADR, PFC Shares	277,600	2,012,600
Tatneft ADR	189,532	6,506,388
Transneft, PFC Shares	1,500	3,252,882
Uralkali OJSC(1)	370,000	1,771,220
Uralkali OJSC GDR(3)	70,400	1,667,623
VimpelCom, Ltd. ADR	464,130	4,191,094
VTB Bank OJSC GDR(3)	3,853,074	8,477,994
X5 Retail Group NV GDR(1)(3)	474,600	7,443,407
Yandex NV, Class A(1)	174,800	5,277,212

		$208,524,844

Slovenia — 0.6%
Gorenje DD(1)	80,554	$478,553
KRKA DD	129,682	10,778,807
Luka Koper	34,436	716,507
Mercator Poslovni Sistem(1)	10,124	973,242
Petrol	5,072	1,917,305
Sava DD(1)	2,986	5,192
Telekom Slovenije DD	21,671	3,966,317
Zavarovalnica Triglav DD	64,022	1,949,890

		$20,785,813

South Africa — 6.6%
Adcock Ingram Holdings, Ltd.	72,016	$404,733
AECI, Ltd.	48,300	581,959
African Bank Investments, Ltd.	1,470,188	1,502,764
African Oxygen, Ltd. (AFROX)	143,280	269,416
African Rainbow Minerals, Ltd.	76,200	1,507,327
Anglo Platinum, Ltd.(1)	41,100	1,844,206
AngloGold Ashanti, Ltd.(1)	211,134	3,616,433
AngloGold Ashanti, Ltd. ADR(1)	79,199	1,352,719
Arcelormittal South Africa, Ltd.(1)	69,201	220,213
Aspen Pharmacare Holdings, Ltd.	195,268	5,211,269
Astral Foods, Ltd.	26,100	213,100
Aveng, Ltd.(1)	897,496	1,927,548
AVI, Ltd.	228,000	1,223,818
Barclays Africa Group, Ltd.	173,873	2,462,464
Barloworld, Ltd.	422,800	4,427,856
Bidvest Group, Ltd.	455,103	12,024,588
Capital Property Fund	592,025	588,110
Clicks Group, Ltd.	218,200	1,357,774
DataTec, Ltd.(1)	285,500	1,324,372
Discovery Holdings, Ltd.	221,254	1,772,444
FirstRand, Ltd.	1,633,485	5,600,743
Foschini, Ltd.	104,323	1,059,936
Gold Fields, Ltd.	552,280	2,089,477
Grindrod, Ltd.	416,000	1,007,887
Group Five, Ltd.	115,500	486,666
Growthpoint Properties, Ltd.	942,500	2,182,155

Security	Shares	Value
Harmony Gold Mining Co., Ltd.(1)	280,500	$856,303
Hosken Consolidated Investments, Ltd.	33,700	478,956
Hyprop Investments, Ltd.	65,400	476,446
Illovo Sugar, Ltd.	51,000	135,580
Impala Platinum Holdings, Ltd.	407,686	4,631,900
Imperial Holdings, Ltd.	130,900	2,341,195
Investec, Ltd.	156,600	1,260,079
JSE, Ltd.	45,700	413,770
Kumba Iron Ore, Ltd.	57,100	2,046,078
Kumba Resources, Ltd.	110,100	1,462,535
Lewis Group, Ltd.	39,800	218,921
Liberty Holdings, Ltd.	67,700	798,697
Life Healthcare Group Holdings, Ltd.	582,421	2,128,050
Massmart Holdings, Ltd.	48,804	635,967
Mediclinic International, Ltd.	161,590	1,147,273
MMI Holdings, Ltd.	554,133	1,296,099
Mondi, Ltd.	49,355	864,346
Mr. Price Group, Ltd.	188,400	2,815,879
MTN Group, Ltd.	2,099,580	42,972,002
Murray & Roberts Holdings, Ltd.(1)	763,600	1,784,648
Nampak, Ltd.	411,500	1,406,380
Naspers, Ltd., Class N	233,376	25,716,388
Nedbank Group, Ltd.	141,600	3,009,842
Netcare, Ltd.	659,100	1,462,523
Northam Platinum, Ltd.(1)	170,200	629,196
Pick’n Pay Holdings, Ltd.	125,270	267,054
Pick’n Pay Stores, Ltd.	152,660	747,714
PPC, Ltd.	305,614	847,649
Redefine Properties, Ltd.	1,959,096	1,776,960
Remgro, Ltd.	299,505	5,825,754
Reunert, Ltd.	408,000	2,499,388
RMB Holdings, Ltd.	520,200	2,367,555
RMI Holdings	449,000	1,225,751
Sanlam, Ltd.	1,154,590	6,306,899
Santam, Ltd.	27,610	510,115
Sappi, Ltd.(1)	418,500	1,470,866
Sasol, Ltd.	353,036	19,743,749
Shoprite Holdings, Ltd.	201,153	3,035,443
Sibanye Gold, Ltd.	710,580	1,510,564
Spar Group, Ltd.	79,260	914,272
Standard Bank Group, Ltd.	784,949	10,341,479
Steinhoff International Holdings, Ltd.	1,020,600	4,936,150
Sun International, Ltd.	33,860	304,286
Telkom South Africa, Ltd.(1)	333,000	1,066,720
Tiger Brands, Ltd.	115,816	2,992,379
Tongaat-Hulett	25,322	273,018
Truworths International, Ltd.	299,341	2,193,066
Vodacom Group (Pty), Ltd.	444,200	5,481,598
Wilson Bayly Holmes-Ovcon, Ltd.	99,880	1,308,095
Woolworths Holdings, Ltd.	355,542	2,474,259

		$237,669,813

South Korea — 6.1%
AMOREPACIFIC Corp.	1,183	$1,400,474
AMOREPACIFIC Group, Inc.	2,641	1,271,541
BS Financial Group, Inc.	73,284	1,039,742
Celltrion, Inc.(1)	24,963	1,034,049
Cheil Industries, Inc.	26,000	1,755,301
Cheil Worldwide, Inc.(1)	38,050	858,373
CJ CheilJedang Corp.	3,500	945,662
CJ Corp.	9,583	1,227,484
CJ O Shopping Co., Ltd.	1,122	384,740

Security	Shares	Value
Daelim Industrial Co., Ltd.	6,870	$560,407
Daesang Corp.	29,700	1,141,916
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	449,785
Daewoo Industrial Development Co., Ltd.(1)(2)	3,501	27,019
Daewoo International Corp.	10,502	382,963
Daewoo Securities Co., Ltd.(1)	86,759	670,550
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	31,080	938,451
DGB Financial Group Co., Ltd.	64,880	940,593
Dong-A Pharmaceutical Co., Ltd.	1,569	177,192
Dong-A ST Co., Ltd.	2,658	293,084
Dongbu Insurance Co., Ltd.	27,320	1,417,722
Dongkuk Steel Mill Co., Ltd.	18,400	216,167
Doosan Corp.	4,600	598,977
Doosan Heavy Industries & Construction Co., Ltd.	18,350	608,381
Doosan Infracore Co., Ltd.(1)	22,060	285,067
E-Mart Co., Ltd.	5,011	1,150,552
GS Engineering & Construction Corp.(1)	28,600	975,758
GS Holdings Corp.	32,154	1,459,329
Hana Financial Group, Inc.	113,771	4,170,590
Hanjin Kal Corp.(1)	8,977	198,862
Hanjin Shipping Co., Ltd.(1)	74,800	453,118
Hanjin Transportation Co., Ltd.	10,500	263,719
Hankook Tire Co., Ltd.	27,617	1,571,474
Hanwha Chemical Corp.	65,820	1,200,192
Hanwha Corp.	27,900	843,191
Hanwha Securities Co., Ltd.(1)	49,695	172,230
Hite-Jinro Co., Ltd.	17,806	393,842
Honam Petrochemical Corp.	10,200	1,810,110
Hotel Shilla Co., Ltd.	12,750	1,032,618
Hynix Semiconductor, Inc.(1)	129,670	4,399,817
Hyosung Corp.	13,800	998,329
Hyundai Department Store Co., Ltd.	5,600	748,228
Hyundai Development Co.	26,580	751,752
Hyundai Engineering & Construction Co., Ltd.	20,070	1,058,862
Hyundai Glovis Co., Ltd.	11,450	2,603,756
Hyundai Heavy Industries Co., Ltd.	11,813	2,349,926
Hyundai Hysco Co., Ltd.	6,029	313,128
Hyundai Marine & Fire Insurance Co., Ltd.	34,950	1,009,866
Hyundai Merchant Marine Co., Ltd.(1)	46,400	450,859
Hyundai Mipo Dockyard Co., Ltd.	2,620	383,165
Hyundai Mobis	17,000	5,043,877
Hyundai Motor Co.	37,690	8,911,846
Hyundai Motor Co., PFC Shares	12,900	1,844,637
Hyundai Securities Co., Ltd.(1)	48,800	297,164
Hyundai Steel Co.	40,756	2,643,596
Hyundai Wia Corp.	6,700	1,079,948
Industrial Bank of Korea	71,500	909,315
Kangwon Land, Inc.	36,658	1,069,376
KB Financial Group, Inc.	123,629	4,337,777
KB Financial Group, Inc. ADR(1)	48,488	1,704,353
KCC Corp.	1,710	877,817
Kia Motors Corp.	66,000	3,688,212
KIWOOM Securities Co., Ltd.	8,011	402,680
Korea Electric Power Corp.	170,310	5,845,922
Korea Express Co., Ltd.(1)	4,378	465,677
Korea Gas Corp.(1)	15,047	882,349
Korea Investment Holdings Co., Ltd.	15,600	540,846
Korea Zinc Co., Ltd.	6,700	2,094,824
Korean Air Lines Co., Ltd.(1)	18,577	675,868
Korean Reinsurance Co.	52,474	509,045
KT Corp.	87,949	2,448,226
KT&G Corp.	35,480	2,672,250

Security	Shares	Value
KTB Securities Co., Ltd.(1)	80,000	$191,240
Kumho Petro Chemical Co., Ltd.	11,100	919,399
LG Chem, Ltd.	22,204	5,313,258
LG Corp.	31,873	1,737,319
LG Display Co., Ltd.(1)	55,400	1,392,995
LG Electronics, Inc.	28,896	1,766,439
LG Hausys, Ltd.	4,611	691,084
LG Household & Health Care, Ltd.	2,800	1,210,486
LG Life Sciences, Ltd.(1)	9,500	341,137
LG Uplus Corp.	106,713	1,048,243
LIG Insurance Co., Ltd.	23,590	693,746
Lotte Shopping Co., Ltd.	4,500	1,417,445
LS Corp.	7,030	505,024
LS Industrial Systems Co., Ltd.	4,500	284,584
Mirae Asset Securities Co., Ltd.	14,770	576,176
Namhae Chemical Corp.	32,500	268,846
Naver Corp.	7,779	5,683,887
NCsoft Corp.	5,300	1,088,029
NHN Entertainment Corp.(1)	3,578	323,710
Nong Shim Co., Ltd.	1,100	308,901
OCI Co., Ltd.(1)	10,020	1,676,278
ORION Corp.	1,200	925,301
POSCO	40,700	11,363,041
S-Oil Corp.	24,372	1,414,170
S1 Corp.	10,130	848,414
Samsung C&T Corp.	35,130	2,042,481
Samsung Card Co., Ltd.	22,360	728,445
Samsung Electro-Mechanics Co., Ltd.	16,480	1,076,841
Samsung Electronics Co., Ltd.	29,330	37,078,179
Samsung Electronics Co., Ltd., PFC Shares	620	617,630
Samsung Engineering Co., Ltd.(1)	7,400	499,347
Samsung Fine Chemicals Co., Ltd.	10,800	497,698
Samsung Fire & Marine Insurance Co., Ltd.	19,274	4,341,467
Samsung Heavy Industries Co., Ltd.	51,300	1,542,178
Samsung Life Insurance Co., Ltd.	47,800	4,517,932
Samsung SDI Co., Ltd.	9,900	1,503,350
Samsung Securities Co., Ltd.	30,712	1,129,742
Samsung Techwin Co., Ltd.	11,085	604,687
Shinhan Financial Group Co., Ltd.	210,862	9,329,849
Shinsegae Co., Ltd.	3,270	710,531
SK Chemicals Co., Ltd.	12,100	716,961
SK Holdings Co., Ltd.	8,641	1,569,341
SK Innovation Co., Ltd.	28,371	3,263,797
SK Networks Co., Ltd.(1)	40,500	360,583
SK Telecom Co., Ltd.	18,500	3,754,362
SK Telecom Co., Ltd. ADR	25,326	571,608
TONGYANG Securities, Inc.	47,500	108,552
Woongjin Coway Co., Ltd.	15,560	1,090,533
Woori Finance Holdings Co., Ltd.(1)	164,500	1,877,319
Woori Investment & Securities Co., Ltd.	65,922	548,781
Yuhan Corp.	4,370	746,862
Zyle Motor Sales Corp.(1)(2)	4,895	27,019

		$221,179,745

Sri Lanka — 0.0%(5)
Commercial Bank of Ceylon PLC	151,280	$140,168
John Keells Holdings PLC	27,000	46,894
Sampath Bank PLC	39,253	54,690

		$241,752

Taiwan — 6.1%
Acer, Inc.(1)	873,380	$515,849
Advanced Semiconductor Engineering, Inc.	1,929,281	2,141,052

Security	Shares	Value
Advantech Co., Ltd.	186,849	$1,213,752
Altek Corp.	294,911	331,205
Ambassador Hotel	221,000	207,338
AmTRAN Technology Co., Ltd.	376,765	241,104
Asia Cement Corp.	1,160,752	1,450,500
Asia Optical Co., Inc.(1)	187,913	199,191
Asustek Computer, Inc.	216,174	2,142,036
AU Optronics Corp.(1)	3,013,925	1,067,056
AU Optronics Corp. ADR(1)	33,754	117,464
Capital Securities Corp.	605,143	222,990
Catcher Technology Co., Ltd.	215,100	1,561,812
Cathay Financial Holding Co., Ltd.	3,613,352	5,281,768
Cathay Real Estate Development Co., Ltd.	660,000	405,164
Chang Hwa Commercial Bank	1,708,430	1,013,862
Cheng Shin Rubber Industry Co., Ltd.	1,781,251	5,092,766
Cheng Uei Precision Industry Co., Ltd.	149,516	317,355
Chicony Electronics Co., Ltd.	157,348	408,785
Chimei Innolux Corp.(1)	2,656,389	914,388
China Airlines, Ltd.(1)	940,963	311,076
China Development Financial Holding Corp.	6,528,106	1,871,118
China Life Insurance Co., Ltd.	1,172,656	1,079,594
China Motor Corp.	1,026,930	918,402
China Petrochemical Development Corp.	1,522,857	630,954
China Steel Corp.	5,945,732	5,012,920
Chipbond Technology Corp.	240,000	424,850
Chong Hong Construction Co., Ltd.	150,351	456,946
Chunghwa Telecom Co., Ltd.	2,476,909	7,621,807
Clevo Co.	206,579	409,330
CMC Magnetics Corp.(1)	1,370,000	215,877
Compal Electronics, Inc.	1,488,557	1,056,171
Coretronic Corp.	282,312	337,967
CTBC Financial Holding Co., Ltd.	5,865,093	3,674,310
D-Link Corp.	359,590	256,132
Delta Electronics, Inc.	566,603	3,509,106
Dynapack International Technology Corp.	67,666	178,989
E Ink Holdings, Inc.(1)	249,000	144,778
E.Sun Financial Holding Co., Ltd.	2,247,180	1,356,005
Elan Microelectronics Corp.	142,410	274,801
Epistar Corp.(1)	321,439	774,250
Eternal Chemical Co., Ltd.	310,905	324,961
EVA Airways Corp.(1)	1,467,999	739,445
Evergreen International Storage & Transport Corp.	266,000	177,283
Evergreen Marine Corp.(1)	1,159,717	678,913
Everlight Chemical Industrial Corp.	327,442	294,531
Everlight Electronics Co., Ltd.	103,212	262,347
Far Eastern Department Stores, Ltd.	1,467,593	1,295,364
Far Eastern International Bank	902,570	320,629
Far Eastern New Century Corp.	1,251,705	1,332,271
Far EasTone Telecommunications Co., Ltd.	1,199,364	2,538,807
Faraday Technology Corp.	437,215	635,055
Feng Hsin Iron & Steel Co., Ltd.	172,000	289,505
First Financial Holding Co., Ltd.	2,920,949	1,738,265
Formosa Chemicals & Fibre Corp.	1,780,214	4,311,356
Formosa International Hotels Corp.	33,657	399,549
Formosa Petrochemical Corp.	985,153	2,511,983
Formosa Plastics Corp.	2,402,853	6,024,222
Formosa Taffeta Co., Ltd.	545,000	609,648
Formosan Rubber Group, Inc.	450,000	440,835
Foxconn International Holdings, Ltd.(1)	1,168,000	645,408
Foxconn Technology Co., Ltd.	317,637	750,622

Security	Shares	Value
Fubon Financial Holding Co., Ltd.	2,872,833	$3,905,899
Giant Manufacturing Co., Ltd.	228,093	1,554,586
Gintech Energy Corp.(1)	266,294	252,214
Goldsun Development & Construction Co., Ltd.	617,053	239,448
Great Wall Enterprise Co., Ltd.	247,202	244,605
HannStar Display Corp.(1)	926,742	349,265
Highwealth Construction Corp.	166,952	394,418
Hon Hai Precision Industry Co., Ltd.	3,296,720	9,361,845
Hotai Motor Co., Ltd.	98,000	1,185,278
HTC Corp.	246,311	1,239,810
Hua Nan Financial Holdings Co., Ltd.	2,443,131	1,385,709
Huaku Development Co., Ltd.	187,010	458,724
Inotera Memories, Inc.(1)	2,102,619	1,654,197
Inventec Co., Ltd.	1,330,753	1,313,596
King Yuan Electronics Co., Ltd.	711,274	590,994
Kinsus Interconnect Technology Corp.	166,280	617,856
Largan Precision Co., Ltd.	45,042	2,140,983
Lee Chang Yung Chemical Industry Corp.	253,644	296,118
Lite-On Technology Corp.	740,352	1,106,849
Macronix International Corp., Ltd.(1)	1,015,868	210,908
MediaTek, Inc.	378,371	5,600,528
Mega Financial Holding Co., Ltd.	4,503,610	3,495,068
Merida Industry Co., Ltd.	415,150	2,760,664
Mitac International Corp.(1)	313,036	291,414
Nan Kang Rubber Tire Co., Ltd.(1)	889,819	1,083,163
Nan Ya Plastics Corp.	3,006,303	6,383,542
Nanya Technology Corp.(1)	2,813,575	374,851
Novatek Microelectronics Corp., Ltd.	263,479	1,211,066
Oriental Union Chemical Corp.	453,200	444,149
Pegatron Corp.	553,486	825,713
Phison Electronics Corp.	43,692	281,809
Pou Chen Corp.	2,168,764	3,069,118
Powertech Technology, Inc.	366,725	555,583
President Chain Store Corp.	619,120	4,367,984
Quanta Computer, Inc.	905,065	2,440,197
Radiant Opto-Electronics Corp.	206,350	835,562
Radium Life Tech Co., Ltd.	328,786	283,800
Realtek Semiconductor Corp.	165,542	499,963
RichTek Technology Corp.	87,497	522,734
Ritek Corp.(1)	968,757	155,134
Ruentex Development Co., Ltd.	338,533	620,559
Ruentex Industries, Ltd.	1,161,953	2,782,536
Sanyang Industrial Co., Ltd.	1,509,000	2,505,841
Shin Kong Financial Holding Co., Ltd.	2,980,443	943,348
Shin Kong Synthetic Fibers Corp.	965,996	324,160
Siliconware Precision Industries Co., Ltd.	613,260	814,887
Siliconware Precision Industries Co., Ltd. ADR	74,607	496,137
Simplo Technology Co., Ltd.	123,820	590,671
Sincere Navigation	188,000	173,000
Sino-American Silicon Products, Inc.(1)	183,259	321,663
SinoPac Financial Holdings Co., Ltd.	3,260,924	1,572,918
Solar Applied Materials Technology Corp.	329,817	291,840
Synnex Technology International Corp.	651,960	1,050,789
Tainan Spinning Co., Ltd.	1,389,033	1,051,130
Taishin Financial Holdings Co., Ltd.	3,056,541	1,387,158
Taiwan Business Bank(1)	1,660,413	490,970
Taiwan Cement Corp.	1,724,118	2,666,687
Taiwan Cooperative Financial Holding Co., Ltd.	1,864,545	999,223
Taiwan Fertilizer Co., Ltd.	436,000	915,062

Security	Shares	Value
Taiwan Glass Industry Corp.	252,874	$244,313
Taiwan Life Insurance Co., Ltd.(1)	383,464	312,743
Taiwan Mobile Co., Ltd.	1,170,052	3,674,330
Taiwan Semiconductor Manufacturing Co., Ltd.	6,125,873	24,102,507
Taiwan Tea Corp.(1)	661,346	539,636
Tatung Co., Ltd.(1)	1,214,645	379,429
Teco Electric & Machinery Co., Ltd.	989,000	1,106,795
Tong Yang Industry Co., Ltd.	379,826	555,031
TPK Holding Co., Ltd.	83,515	496,772
Transcend Information, Inc.	63,886	207,988
Tripod Technology Corp.	152,979	301,687
TSRC Corp.	362,940	543,070
TTY Biopharm Co., Ltd.	287,962	937,614
Tung Ho Steel Enterprise Corp.	293,385	249,393
U-Ming Marine Transport Corp.	202,000	342,111
Uni-President Enterprises Corp.	3,497,484	6,093,095
Unimicron Technology Corp.	527,171	425,190
United Microelectronics Corp.	3,348,361	1,421,374
United Microelectronics Corp. ADR	93,397	194,266
Vanguard International Semiconductor Corp.	784,175	1,172,460
Walsin Lihwa Corp.(1)	1,085,980	346,453
Wan Hai Lines, Ltd.	606,375	293,150
Waterland Financial Holdings	1,498,961	463,501
Wintek Corp.(1)	706,482	232,650
Wistron Corp.	864,279	712,147
WPG Holdings Co., Ltd.	548,136	662,567
Yageo Corp.	702,100	322,226
Yang Ming Marine Transport(1)	1,116,288	470,237
Yieh Phui Enterprise(1)	955,867	296,641
Yuanta Financial Holding Co., Ltd.	4,619,071	2,334,509
Yuen Foong Yu Paper Manufacturing Co., Ltd.	1,451,414	658,699
Yulon Motor Co., Ltd.	1,212,420	2,006,649

		$217,764,975

Thailand — 3.4%
Advanced Info Service PCL(6)	1,475,800	$10,306,914
Airports of Thailand PCL(6)	461,100	2,764,885
AP Thailand PCL(6)	4,190,600	674,130
Bangkok Bank PCL	104,400	575,548
Bangkok Bank PCL(6)	387,900	2,150,082
Bangkok Bank PCL NVDR	35,000	192,952
Bangkok Dusit Medical Services PCL(6)	841,400	3,456,705
Bangkok Expressway PCL(6)	895,900	912,719
Banpu PCL(6)	1,358,000	1,172,133
BEC World PCL(6)	1,693,300	2,850,202
Berli Jucker PCL(6)	1,258,600	1,906,296
Big C Supercenter PCL(6)	113,000	640,245
Bumrungrad Hospital PCL(6)	616,900	1,837,276
Cal-Comp Electronics (Thailand) PCL(6)	1,872,000	158,429
Central Pattana PCL(6)	1,760,000	2,562,869
Charoen Pokphand Foods PCL(6)	3,885,900	3,362,473
CP ALL PCL(6)	4,847,200	6,507,278
Delta Electronics (Thailand) PCL(6)	1,516,370	2,765,390
Electricity Generating PCL(6)	258,200	1,044,889
G Steel PCL(1)(6)	23,786,500	109,987
Glow Energy PCL(6)	502,600	1,181,236
Hana Microelectronics PCL(6)	1,416,900	1,332,869
Indorama Ventures PCL(6)	1,721,800	1,219,267
IRPC PCL(6)	9,870,200	1,048,094
Italian-Thai Development PCL(1)(6)	12,830,980	1,407,033
Kasikornbank PCL(6)	1,102,800	6,312,231
Kiatnakin Bank PCL(6)	747,800	981,929
Krung Thai Bank PCL(6)	4,377,325	2,530,725

Security	Shares	Value
Land & Houses PCL(6)	6,197,300	$1,841,819
Major Cineplex Group PCL(6)	1,728,400	1,009,354
Minor International PCL(6)	2,890,691	2,216,856
Precious Shipping PCL(6)	622,500	543,310
PTT Exploration & Production PCL(6)	1,286,216	6,227,196
PTT Global Chemical PCL(6)	1,519,650	3,388,175
PTT PCL(6)	810,900	7,474,302
Quality House PCL(6)	12,628,100	1,182,793
Ratchaburi Electricity Generating Holding PCL(6)	578,300	924,204
Sahaviriya Steel Industries PCL(1)(6)	10,773,660	99,461
Shin Corp. PCL(6)	426,000	1,017,168
Shin Corp. PCL NVDR	1,094,200	2,612,641
Siam Cement PCL (The)(6)	285,200	3,669,312
Siam City Cement PCL(6)	64,900	693,915
Siam Commercial Bank PCL(6)	1,467,100	7,141,227
Sino Thai Engineering & Construction PCL(6)	3,940,800	1,963,859
Thai Airways International PCL(1)(6)	1,290,500	558,098
Thai Beverage PCL	7,336,000	3,536,449
Thai Oil PCL(6)	812,500	1,329,991
Thai Tap Water Supply Co., Ltd.(6)	3,000,000	898,996
Thai Union Frozen Products PCL(6)	1,035,498	2,197,903
Thanachart Capital PCL(6)	1,051,500	1,169,317
Thoresen Thai Agencies PCL(1)(6)	1,497,579	981,182
TMB Bank PCL(6)	29,224,000	2,221,697
Total Access Communication PCL(6)	1,135,000	4,038,752
TPI Polene PCL(6)	1,950,600	668,897
True Corp. PCL(1)(6)	7,010,292	1,496,485

		$123,068,145

Turkey — 3.2%
Akbank TAS	2,438,481	$7,750,088
Akcansa Cimento AS	90,700	468,351
Akenerji Elektrik Uretim AS(1)	524,095	242,379
Aksa Akrilik Kimya Sanayii AS	228,054	726,602
Alarko Holding AS	207,704	449,194
Anadolu Anonim Turk Sigorta Sirketi(1)	368,571	242,693
Anadolu Efes Biracilik ve Malt Sanayii AS	284,148	3,162,351
Arcelik AS	416,521	2,326,831
Asya Katilim Bankasi AS(1)	874,200	576,170
Aygaz AS	177,606	699,047
Bagfas Bandirma Gubre Fabrikalari AS(1)	38,600	602,545
BIM Birlesik Magazalar AS	318,192	7,167,372
Cimsa Cimento Sanayi ve Ticaret AS	116,200	605,597
Coca-Cola Icecek AS	112,100	2,696,992
Dogan Sirketler Grubu Holding AS(1)	2,775,652	869,418
Dogus Otomotiv Servis ve Ticaret AS	140,556	518,038
Eczacibasi Ilac Sanayi ve Ticaret AS	588,300	591,251
Enka Insaat ve Sanayi AS	1,749,857	5,224,079
Eregli Demir ve Celik Fabrikalari TAS	4,238,583	5,467,251
Gubre Fabrikalari TAS(1)	386,800	683,289
Haci Omer Sabanci Holding AS	1,118,249	4,340,215
Ihlas Holding AS(1)	3,341,600	608,453
Is Gayrimenkul Yatirim Ortakligi AS	429,658	260,879
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	3,331,955	2,009,902
KOC Holding AS	1,484,843	6,259,490
Koza Altin Isletmeleri AS	122,800	1,060,941
Net Holding AS	282,129	306,065
Petkim Petrokimya Holding AS(1)	1,192,041	1,437,638
Sekerbank TAS(1)	658,499	590,580
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	230,559
TAV Havalimanlari Holding AS	344,300	2,770,892
Tekfen Holding AS	562,971	1,285,246
Tofas Turk Otomobil Fabrikasi AS	172,700	980,923

Security	Shares	Value
Trakya Cam Sanayii AS	774,107	$763,206
Tupras-Turkiye Petrol Rafinerileri AS	290,241	6,139,924
Turcas Petrolculuk AS	350,729	371,906
Turk Hava Yollari Anonim Ortakligi (THY) AS	1,341,542	4,131,255
Turk Sise ve Cam Fabrikalari AS	1,588,820	1,722,669
Turk Telekomunikasyon AS	1,057,800	2,936,388
Turkcell Iletisim Hizmetleri AS(1)	1,358,794	7,611,336
Turkcell Iletisim Hizmetleri AS ADR(1)	38,494	530,062
Turkiye Garanti Bankasi AS	2,651,274	9,062,251
Turkiye Halk Bankasi AS	791,800	4,904,217
Turkiye Is Bankasi	1,891,806	4,200,375
Turkiye Sinai Kalkinma Bankasi AS	1,226,276	1,048,761
Turkiye Vakiflar Bankasi TAO	1,475,721	2,786,016
Ulker Gida Sanayi ve Ticaret AS	204,629	1,438,678
Vestel Elektronik Sanayi ve Ticaret AS(1)	573,007	455,651
Yapi ve Kredi Bankasi AS	1,181,493	2,242,141
Yazicilar Holding AS	107,100	906,398

		$114,462,555

Ukraine — 0.1%
Astarta Holding NV(1)	17,054	$248,623
Avangardco Investments Public, Ltd. GDR(1)(3)	17,607	170,788
Ferrexpo PLC	603,145	1,556,782
MHP SA GDR(3)	83,821	1,104,168

		$3,080,361

United Arab Emirates — 1.9%
Aabar Investments (PJSC)(1)(2)	3,577,200	$0
Abu Dhabi Commercial Bank (PJSC)	2,776,586	5,527,299
Abu Dhabi National Hotels	832,200	792,196
Agthia Group (PJSC)	550,000	710,088
Air Arabia (PJSC)	9,743,700	3,724,950
Ajman Bank (PJSC)(1)	602,800	551,237
Aldar Properties (PJSC)	3,816,500	3,597,553
Arabtec Holding Co.(1)	6,919,974	11,330,424
DP World, Ltd.	539,236	9,652,131
Dubai Financial Market	2,472,100	2,312,447
Dubai Investments (PJSC)	1,158,168	1,196,119
Emaar Properties (PJSC)	3,885,000	10,549,536
First Gulf Bank (PJSC)	1,284,262	5,700,652
National Bank of Abu Dhabi (PJSC)	1,826,612	6,776,231
National Central Cooling Co. (Tabreed)	1,050,547	624,800
Ras Al Khaimah Co.	684,200	339,619
Ras Al Khaimah Properties (PJSC)	724,300	219,177
Union National Bank	1,123,893	2,139,965
Waha Capital (PJSC)	1,401,285	1,030,616

		$66,775,040

Vietnam — 0.5%
Bank for Foreign Trade of Vietnam JSC	683,540	$998,592
Baoviet Holdings	371,340	794,715
Development Investment Construction Corp.(1)	404,260	347,225
FPT Corp.	2	7
Gemadept Corp.	108,333	175,775
Hagl JSC	1,048,800	1,397,620
Hoa Phat Group JSC	545,800	1,372,618
Kim Long Securities Corp.(1)	1,311,300	933,891
Kinh Bac City Development Share Holding Corp.(1)	590,200	364,662
Kinhdo Corp.	322,680	979,024
Masan Group Corp.(1)	238,000	1,095,428
PetroVietnam Construction JSC(1)	870,460	284,800
PetroVietnam Drilling and Well Services JSC	592,180	2,331,799

Security		Shares		Value
PetroVietnam Fertilizer & Chemical JSC			342,540	$699,669
Refrigeration Electrical Engineering Corp.			211,990	315,933
Song Da Urban & Industrial Zone Investment and Development JSC(1)			339,950	434,655
Tan Tao Investment Industry Co.(1)			1,048,757	502,628
Vietnam Construction and Import-Export JSC(1)			459,600	355,416
Vietnam Dairy Products JSC			373,542	2,499,041
Vietnam Joint Stock Commercial Bank for Industry and Trade			602,203	482,752
Vincom JSC(1)			929,687	3,241,743

				$19,607,993

Total Common Stocks (identified cost $2,735,145,657)				$3,521,376,472

Preferred Stocks — 0.0%(5)

Security		Shares		Value
India — 0.0%(5)
Zee Entertainment Enterprises, Ltd., 6.00%			8,679,300	$104,635

Total Preferred Stocks (identified cost $55,693)				$104,635

Convertible Bonds — 0.0%

Security		Principal Amount (000’s omitted)		Value
Oman — 0.0%
Bank Muscat SAOG, 4.50%, 3/20/17		OMR	381	$0

Total Convertible Bonds (identified cost $0)				$0

Equity-Linked Securities(4)(7) — 0.8%

Security	Maturity Date	Shares		Value
Saudi Arabia — 0.8%
Abdullah Al Othaim Markets	8/13/14		7,200	$340,533
Al Rajhi Bank	2/16/15		116,800	2,324,133
Al Tayyar	7/2/15		32,687	1,242,008
Alinma Bank	2/23/15		182,900	908,327
Almarai Co.	11/24/14		42,670	732,443
Arab National Bank	5/11/15		96,000	769,219
Bank Albilad	4/30/15		25,700	292,957
Banque Saudi Fransi	2/23/15		49,375	531,233
Company for Cooperative Insurance (The)	5/11/15		21,600	194,384
Dar Al Arkan Real Estate Development	8/10/15		70,500	234,039
Etihad Etissalat Co.	12/5/14		119,020	2,939,562
Fawaz Abdulaziz Alhokair Co.	2/23/15		26,850	1,271,692
Fitaihi Holding Group	9/24/15		57,200	284,450
Jarir Marketing Co.	5/4/15		17,100	922,756
Mobile Telecommunications Co.	5/4/15		88,722	244,261
Mohammad Al-Mojil Group(1)(2)	1/6/16		38,000	0
National Industrialization Co.	5/4/15		117,783	1,053,681
Rabigh Refining and Petrochemicals Co.	10/13/14		28,700	199,353
Rabigh Refining and Petrochemicals Co.	5/4/15		55,300	384,119

Security	Maturity Date	Shares	Value
Riyad Bank	12/15/14	68,500	$638,369
Sahara Petrochemical Co.	9/21/15	101,700	578,968
Samba Financial Group	2/10/15	53,866	614,740
Saudi Airlines Catering Co.	8/3/15	14,700	616,371
Saudi Arabian Fertilizer Co.	5/11/15	19,466	830,484
Saudi Arabian Mining Co.	5/11/15	45,000	439,155
Saudi Basic Industries Corp.	2/23/15	91,400	2,857,548
Saudi British Bank	3/27/15	63,533	796,215
Saudi Cable Co.	8/10/15	56,000	185,903
Saudi Cement Co.	8/10/15	20,250	572,354
Saudi Ceramic Co.	4/13/15	9,000	326,974
Saudi Chemical Co.	5/1/15	11,900	192,764
Saudi Electricity Co.	3/27/15	167,000	699,112
Saudi Industrial Investment Group	3/27/15	49,800	458,125
Saudi International Petrochemical Co.	3/27/15	67,870	586,349
Saudi Kayan Petrochemical Co.	3/27/15	145,500	640,142
Saudi Pharmaceutical Industries and Medical Appliance Corp.	9/24/15	33,074	630,559
Saudi Telecom Co.	5/11/15	86,900	1,535,115
Savola Group	2/2/15	93,100	1,669,460
Yamamah Saudi Cement Co. Ltd.	2/2/15	23,300	360,344
Yanbu National Petrochemical Co.	3/9/15	29,100	547,036

Total Equity-Linked Securities (identified cost $22,452,905)			$30,645,237

Investment Funds — 0.2%

Security		Shares	Value
Vietnam Enterprise Investments, Ltd.(1)		2,610,433	$7,570,256

Total Investment Funds (identified cost $7,133,855)			$7,570,256

Rights (1) — 0.0%(5)

Security		Shares	Value
AES Gener SA, Exp. 4/30/14		107,660	$9,620
Egypt Kuwait Holding Co., Exp. 5/1/14		206,090	0
Tata Power Co., Ltd.		175,448	74,912

Total Rights (identified cost $0)			$84,532

Warrants(1) — 0.0%(5)

Security		Shares	Value
Malaysian Resources Corp. Bhd, Exp. 9/16/18, Strike MYR 2.30		620,567	$43,709
Thoresen Thai Agencies PCL, Exp. 2/28/17, Strike THB 18.50		115,198	22,549
WCT Bhd, Exp. 12/11/17, Strike MYR 2.25		139,900	17,565

Total Warrants (identified cost $60,448)			$83,823

Short-Term Investments — 0.5%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/14	$17,786	$17,786,004

Total Short-Term Investments (identified cost $17,786,004)		$17,786,004

Total Investments — 99.4% (identified cost $2,782,634,562)		$3,577,650,959

Other Assets, Less Liabilities — 0.6%		$20,567,523

Net Assets — 100.0%		$3,598,218,482

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

BDR	-	Brazilian Depositary Receipt

GDR	-	Global Depositary Receipt

NVDR	-	Non-Voting Depositary Receipt

PCL	-	Public Company Ltd.

PDR	-	Philippine Deposit Receipt

PFC Shares	-	Preference Shares

MYR	-	Malaysian Ringgit

OMR	-	Omani Rial

THB	-	Thai Baht

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2014, the aggregate value of these securities is $67,419,742 or 1.9% of the Fund’s net assets.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2014, the aggregate value of these securities is $32,235,776 or 0.9% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	13.7%	$493,877,182
Hong Kong Dollar	7.3	262,817,785
South African Rand	6.6	236,317,094
Indian Rupee	6.2	221,153,500
South Korean Won	6.1	218,903,784

New Taiwan Dollar	6.0	$216,311,700
Mexican Peso	5.9	211,412,506
Brazilian Real	5.2	188,087,075
Polish Zloty	3.5	125,440,998
Indonesian Rupiah	3.3	119,788,835
Thai Baht	3.2	115,515,493
New Turkish Lira	3.2	113,932,493
Malaysian Ringgit	3.1	110,158,363
Euro	2.2	79,633,843
Chilean Peso	2.2	79,366,079
Kuwaiti Dinar	1.7	62,576,337
United Arab Emirates Dirham	1.7	61,360,431
Egyptian Pound	1.7	61,357,942
Philippine Peso	1.5	55,052,737
Czech Koruna	1.5	54,981,026
Colombian Peso	1.5	53,839,120
Qatari Riyal	1.4	51,744,252
Hungarian Forint	1.4	49,697,883
Other currency, less than 1% each	9.3	334,324,501

Total Investments	99.4%	$3,577,650,959

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	27.8%	$999,656,226
Industrials	10.2	365,988,607
Materials	10.1	362,892,823
Energy	9.7	350,407,652
Telecommunication Services	9.6	345,746,519
Consumer Staples	8.7	312,700,978
Consumer Discretionary	8.3	298,435,762
Information Technology	7.5	269,085,748
Utilities	4.6	167,579,904
Health Care	2.2	79,800,480
Other	0.5	17,786,004
Investment Funds	0.2	7,570,256

Total Investments	99.4%	$3,577,650,959

The Fund did not have any open financial instruments at March 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,807,353,103

Gross unrealized appreciation	$1,054,032,749
Gross unrealized depreciation	(283,734,893)

Net unrealized appreciation	$770,297,856

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$37,288,524	$1,427,450,999		$61,920	$1,464,801,443
Emerging Europe	35,112,077	653,601,043		123,056	688,836,176
Latin America	689,815,459	98,713		—	689,914,172
Middle East/Africa	16,736,593	661,088,088		0	677,824,681
Total Common Stocks	$778,952,653	$2,742,238,843	**	$184,976	$3,521,376,472
Preferred Stocks	$104,635	$—		$—	$104,635
Convertible Bonds	—	0		—	0
Equity-Linked Securities	—	30,645,237		0	30,645,237
Investment Funds	—	7,570,256		—	7,570,256
Rights	84,532	—		—	84,532
Warrants	83,823	—		—	83,823
Short-Term Investments	—	17,786,004		—	17,786,004
Total Investments	$779,225,643	$2,798,240,340		$184,976	$3,577,650,959

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2014 is not presented.

At March 31, 2014, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	May 23, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2014